UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Foreign Value Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Sandra I. Madden

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2008 – JUNE 30, 2009

VOTE SUMMARY REPORT
July 1, 2008 - June 30, 2009
Quant Foreign Value Small Cap Fund
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE	HFD LN	GB00B012TP20	23-Jul-2008	1.	Receive the audited financial statements and the Directors’ and the Auditor’s report for the YE 28 MAR 2008	Management	For	For
				2.	Declare a final dividend of 10.35 pence per ordinary share	Management	For	For
				3.	Approve the Directors’ remuneration repot	Management	For	For
				4.	Re-elect Mr. Keith Harris as a Director, who retires by rotation	Management	For	For
				5.	Re-elect Mr. Nigel Wilson as a Director, who retires by rotation	Management	For	For
				6.	Re-appoint PricewaterhouseCoopers LLP as the Auditor	Management	For	For
				7.	Authorize the Directors to determine the remuneration of the Auditor	Management	For	For
				8.	Grant authority for the issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 703,937	Management	For	For

S.9	Grant authority for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 105,591	Management	For	For
S.10	Authorize the Company to make 21,118,112 ordinary shares for market purchases	Management	For	For
11.

Authorize the Company and its Subsidiaries to Make EU Political Donations to Political Parties or Independent Election Candidates up to GBP 50,000 to Political Organization other than Political Parties up to GBP 50,000 and Incur EU Political Expenditure up to GBP 5

		Management	For	For
S.12	Approve and adopt the new Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF AMOUNT IN RESOLUTIONS 2,-8, 9, 10 AND 11. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.

Non-Voting

1.	Receive and adopt the reports of the Directors and the Auditors and financial statements for the YE 31 MAR 2008	Management	For	For

2.	Declare a final dividend of 1.50p per share in respect of the YE 31 MAR 2008 payable on 03 OCT 2008 to shareholders on the register at close of business on 05 SEP 2008	Management	For	For
3.	Elect Mr. C.V. Geoghegan as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
4.	Elect Mr. S.H. Henwood as a Director , who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
5.	Elect Mr. P.A. Gismondi as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
6.	Elect Mr. P. Barlow as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
7.	Re-elect Mr. H. Kimberley as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For

8.

Re-appoint KPMG Audit PLC as the Auditors of the Company to hold office until the conclusion of the next general meeting at which the accounts are laid before the Company and authorize the Directors to fix their remuneration

		Management	For	For
9.	Approve the Directors’ remuneration report	Management	For	For
	Transact any other business of an AGM	Non-Voting
10.

Authorize the Directors of the Company, pursuant to Section 80 of the Companies Act 1985, [in substitution for any existing authority] to allot equity securities Act [Section 80 of the Companies Act 1985] up to an aggregate nominal amount of GBP 13,055, 614 [approximately one third of the current issued share capital]; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2009 or 15 months]; and the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	Against	Against

S.11

Authorize the Directors of the Company, pursuant to Section 95 of the Act, to allot equity securites [Section 94 of the Act] for cash pursuant to authority given by the oridnary resolution numbered 10 and to sell relevant shares [Section 94 of the Act] held by the Company as treasury shares [as defined in Section 162A of the Act] for cash as if Seciton 89(1) of the Act did not apply to any such allotment or sale provided that allotment of equity securities and the sale of its treasury shares: in connection with a rights issue in favour or general offer to or open offer to shareholder; pursuant to subparagrpah(a) above up to an aggregate nominal value of GBP 1,978,123; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2009 or 15 months]; and the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry or sell treasury shares in pursuance of such offers or agreements as if the power conferred hereby had not expired

	Management	For	For

S.12

Authorize the Company, for the purpose of Section 166 of the Act, to make 1 or more market purchases [Section 163(3) of the Act] on the London Stock Exchange of ordinary shares of up to an aggregate nominal value of GBP 1,978,123 [being approximately 5% of the issued share capital of the Company] provided that the maximum price [exclusive of expenses] which may be paid for an ordinary share shall be not more than 5% above the average of the market values for an ordinary share as derived from the London Stock Exchange Daily Official List, over the previous 5 business days immediately preceding the date on which the ordinary share is purchased or the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange; [Authority expires the earlier of the conclusion of the next AGM of the Company]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

	Management	For	For

13.

Approve, subject to the approval of Hampson Industries Plc performance Share Option Scheme [the Approved Scheme] as specified and authorize the Directors to modify to the performance share plan as they may consider appropriate to take accounts of the requirement of best practice and for the implementation of the performance share plan and to adopt the performance share plan as so modified and to do all such other acts and things as they may consider appropriate to implementation the performance share plan; and establish further plans based on the performance share plan, but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under such further plans be treated as counting against the limits on individual or overall participation in the performance share plan

	Management	For	For

14.

Approve the Hampson Industries Plc Co-Investment Plan in the form produced in draft to the meeting initialed by the Chairman and summarized in the letter to shareholders date 04 AUG 2008; and authorize the Directors to modify and to do all such other acts and things as they may consider appropriate to implement the Co-Investment Plan; and establish further plans based on the Co-Investment plan but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any share shares made available under such further plans be treated as counting against the limits on individual or overall participation in the Co-Investment Plan

	Management	For	For
S.15

Approve the regulation produced to the meeting and intialled by the Chairman for the purpose of identification and adopt the Articles of Association of the Company in substitution for and to the exclusion of all the exiting Articles of Association

	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
VTECH HOLDINGS LTD	VTC LN	BMG9400S1089	05-Sep-2008	1.	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2008	Management	For	For
				2.	Declare a final dividend of US 51 cents per share in respect of the YE 31 MAR 2008	Management	For	For
				3.A	Re-elect Mr. Michael Tien Puk Sun as a Director	Management	For	For
				3.B	Re-elect Dr. Patrick Wang Shui Chung as a Director	Management	For	For

3.C

Approve to fix the remuneration of the Directors as totaling USD 140,000 and such that each Director is entitled to USD 20,000 per annum for the year ending 31 MAR 2009 pro rata to their length of service during the year

		Management	For	For
4.	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company to repurchase ordinary shares of USD 0.05 each in the share capital of the Company on The Stock Exchange of Hong Kong Limited [Hong Kong Stock Exchange], subject to and in accordance with all applicable Laws and the provisions of, and in the manner specified in, the Rules Governing the Listing of Securities on the Hong Kong Stock Exchange, provided that the aggregate nominal amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the AGM at which this resolution is passed; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable laws to be held]

	Management	For	For

6.

Authorize the Directors of the Company to allot, issue and deal with additional unissued shares in the capital of the Company and to make or grant offers, agreements and/or options, including warrants to subscribe for shares and other rights of subscription for or conversion into shares, which might require the exercise of such powers, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the AGM of the Company at which this resolution is passed, pursuant to: i) a rights issue; or (ii) any scrip dividend scheme or similar arrangements implemented in accordance with the Company’s Bye-Laws; or iii) the exercise of options granted under any share option scheme or similar arrangement adopted by the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable laws to be held]

	Management	For	For

7.

Approve, conditional upon the passing of Resolutions 5, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 6, by adding to the aggregate nominal amount share capital of the Company which may be allotted or agreed to be conditionally or unconditionally allotted by the Directors pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution

	Management	For	For

8.

Approve, with respect to the Share Option Scheme [the Share option Scheme 2001] adopted by the Company on 10 AUG 2001, to refresh the limit [the Scheme Mandate Limit] on the amount of the shares of USD 0.05 each in the capital of the Company [Shares] which may be issued upon the exercise of the options to be granted under the Share Option Scheme 2001 such that [i] the total number of the Shares which may be issued upon the exercise of all options to be granted under the Share Option Scheme 2001 with the Scheme Mandate Limit as refreshed hereunder and under any other share option schemes of the Company shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this resolution; and [ii] options shall be granted under the Share Option Scheme 2001, and the Share Option Scheme 2001 shall operate and take effect, on the basis of the refreshed Scheme Mandate Limit as approved by this resolution; and [iii] the options previously granted under the Share Option Scheme 2001 and other share options schemes of the Company [including any options outstanding, cancelled, lapsed or exercised in accordance with the terms of the Share Option Scheme 2001 or any other share option schemes of the Company] shall not be counted for the purpose of calculating the Scheme Mandate Limit as refreshed hereby; and authorize the Director of the Company to take any step as he may consider to be necessary, desirable or expedient in connection with the refreshment of the Scheme Mandate Limit and to grant options to subscribe for Shares up to the refreshed Scheme Mandate Limit under the Share Option Scheme 2001 and to exercise all powers of the Company to allot, issue and deal with shares of the Company pursuant to the exercise of such options

	Management	For	For

S.1

Approve the voluntary cancellation of the listing of the ordinary shares of USD 0.05 each in the capital of VTech Holdings Limited [the ‘Company’] on the list maintained by the Financial Services Authority for the purpose of Part VI of The Financial Services and Markets Act 2000 [the ‘Official List’] and from trading on the London Stock Exchange Plc Market for listed securities under Rule 5.2.4 of the rules laid down by the UK Listing Authority relating to admission to the Official List pursuant to Section 73A(2) of The Financial Services and Markets Act 2000; and authorize any Director or the Company Secretary of the Company from time to time, as he considers necessary, desirable or expedient to give effect to the above resolution: to execute for and on behalf of the Company all documents, instruments, certificates, notices or agreements as may be contemplated or required in respect of the matters contemplated by the above resolution; and to do all such other acts, matters or things for and on behalf of the Company, as may seem necessary or desirable to perfect, give effect to or implement any of the said documents or the said matters

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SINOPEC KANTONS HOLDINGS LTD	934 HK	BMG8165U1009	18-Sep-2008	1.	Approve the revised caps [as specified], and authorize the Directors to do all such acts and take all necessary actions in connection therewith	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	16-Oct-2008	1.

Approve and ratify the conditional agreement [the 50% Acquisition Agreement] dated 26 AUG 2008 entered into between [Sichuan Xinhua Publishing Group Co. Ltd.], a wholly State-owned Company established in the PRC, and a promoter and controlling shareholder of the Company, and the Company in connection with the proposed acquisition of the 50% of the equity interests in Sichuan Xinhua Shang Paper Co., Ltd. for a consideration of RMB12,153,100 [equivalent to approximately HKD13,826,000], which will be payable by the Company in full in cash, a copy of which has been produced at the EGM marked A and signed by the Chairman of the EGM for identification purpose, and the transactions contemplated in the 50% Acquisition Agreement and authorize the Directors of the Company to do such acts and execute such other documents as they may consider necessary, desirable or expedient to carry out or give effect to or otherwise in connection with or in relation to the 50% Acquisition Agreement; and the conditional agreement [the 1% Acquisition Agreement] dated 26 AUG 2008 entered into between [Shantou Guang Shang Packaging Co., Ltd.], and the Company in connection with the proposed acquisition of the 1% of the equity interests in Sichuan Xinhua Shang Paper Co., Ltd. for a consideration of RMB 243,062 [equivalent to approximately HKD 276,521], which will be payable by the Company in full in cash, a copy of which has been produced at the EGM marked B and signed by the Chairman of the EGM for identification purpose, the transactions contemplated in the 1% Acquisition Agreement and authorized the Directors of the Company to do such acts and execute such other documents as they may consider necessary, desirable or expedient to carry out or give effect to or otherwise in connection with or in relation to the 1% Acquisition Agreement

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
AUSTAL LTD	ASB AU	AU000000ASB3	21-Oct-2008		Chairman’s address- Mr. John Rothwell	Non-Voting

To receive the consolidated financial statements of the Company and its subsid-iaries for the YE 30 JUN 2008 together with the Directors’ declaration and rep-ort in relation to that FY and the Auditors’ report on those financial stateme-nts

Non-Voting
				1.	Re-elect Mr. Michael Atkinson as a Director, who retires in accordance with Article 11.3 of the Company’s Constitution	Management	For	For

2.	Re-elect Mr. Dario Amara as a Director, who retires in accordance with Article 11.3 of the Company’s Constitution	Management	For	For

				3.	Approve the remuneration report for the YE 30 JUN 2008	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	GB0003599064	07-Nov-2008	1.	Receive the Directors’ report and financial statements for the year to 30 JUN 2008	Management	For	For
				2.	Approve the report on Directors’ remuneration for the year to 30 JUN 2008	Management	For	For
				3.	Declare the final dividend of 2.1 pence per ordinary share	Management	For	For
				4.	Elect Mr. Peter Rogers as a Director of the Company	Management	For	For
				5.	Re-elect Mr. David Calverley as a Director of the Company	Management	For	For
				6.	Re-elect Mr. Frank Nelson as a Director of the Company	Management	For	For
				7.	Re-elect Mr. Amanda Burton as a Director of the Company	Management	For	For
				8.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to set their remuneration	Management	For	For

9.

Authorize the Directors, in accordance with Section 80 of the Companies Act 1985, to allot relevant securities [within the meaning of that section] of the Company up to an aggregate nominal value of GBP 6,232,287; [Authority expires at the conclusion of the AGM of the Company to be held in 2009 or 15 months]; and the Company may before such expiry makes offers or agreements which would or might require relevant securities of the Company to be allotted after such expiry

	Management	For	For

S.10

Authorize the Directors, subject to the passing of Resolution 9 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities [Section 94 of the said Act] for cash, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities a) in connection with a rights issue in favor of or general offer or open offer in favor of ordinary shareholders; and b) up to an aggregate nominal value of GBP 944,286; [Authority expires at the conclusion of the AGM of the Company to be held in 2009 or 15 months]; that the Company may before such expiry make an offer or agreements which would or might require equity securities of the Company to be allotted after such expiry; and the Directors of the Company may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.11

Authorize the Company to make market purchases [Section 163(3) of the Companies Act 1985] of not more than 37,771,443 of its own ordinary shares of 5p each in its share capital at not less than 5p each and not more than 5% [in each case exclusive expenses] above the average of the middle market quotation for an ordinary share of 5p as taken from the Daily Official List of The London Stock Exchange, over the previous 5 business days; [Authority expires at the conclusion of the next AGM of the Company to be held in 2009]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
				S.12	Amend Rule 4.2 of the Galliford Try 2006 Long Term Incentive Plan [Plan] as specified	Management	For	For
S.13

Approve and adopt the Articles of Association of the Company, a specified, as the new Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association, with effect from the conclusion of the AGM

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SINOPEC KANTONS HOLDINGS LTD	934 HK	BMG8165U1009	02-Dec-2008		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR ‘AGAINST’ ONLY-FOR RESOLUTION NUMBER 1. THANK YOU.	Non-Voting
				1.	Approve the Sale Agreement [as specified] and authorize the Directors to do all such acts and take all necessary actions in connection therewith	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
					PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR ‘AGAINST’ ONLY-FOR RESOLUTIONS NUMBERS 1. THANK YOU.	Non-Voting
				1.	Re-elect Mr. Dai Zhao Ming as a Director of the Company and authorize the Directors of the Company to fix his remuneration	Management	Against	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

BONDUELLE SA, RENESCURE	BON FP	FR0000063935	04-Dec-2008

French Resident Shareowners must complete, sign and forward the Proxy Card dir-ectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date. In capacity as Registered Intermediary, the Gl-obal Custodian will sign the Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative

Non-Voting
					PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE “FOR” AN-D “AGAINST” A VOTE OF “ABSTAIN” WILL BE TREATED AS AN “AGAINST” VOTE.	Non-Voting
				O.1	Receive the reports of the Supervisory Board and the Auditors, and approve the Company’s financial statements for the YE 30 JUN 2008, as presented, earnings for the FY EUR 81,833,423.78	Management	For	For
O.2

Receive the reports of the Supervisory Board and the Auditors; approve the consolidated financial statements for the said FY, in the form presented to the meeting, consolidated earnings for the FY: EUR 51,160,169.00 accordingly, and grant permanent discharge to the Supervisory Board for the performance of their duties during the said FY

						Management	For	For

O.3

Approve the recommendations of the Supervisory Board and resolves that the income for the FY be appropriated as follows: income for the FY EUR 81,833,423.78 previous retained earnings: EUR 115,191,848.24 distributable income: EUR 197,025,272.02 allocation to the general partner: EUR 818,334.00 dividends: EUR 12,000,000.00 retained earnings: EUR 184,206,938.02 the shareholders will receive a net dividend of EUR 1.50 per share, and will entitle to the 40 per cent deduction provided by the French Tax Code; this dividend will be paid on 07 JAN 2009 in the event that the Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account, as required by law, it is reminded that, for the last 3 FY the dividends paid, were as follows: EUR 1.12 for FY 2004-2005 EUR 1.25 for FY 2005-2006 EUR 1.35 for FY 2006-2007

		Management	For	For
O.4	Approve the special report of the Auditors on agreements Governed By-Law, and approve the said report and the agreements referred to therein	Management	For	For

O.5

Authorize the Management to buy back the Company’s shares on the open market, subject to the conditions described below: maximum purchase price: EUR 120.00, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 96,000,000.00 Authority expires at the end of 18 month period] this authorization supersedes the fraction unused of the authorization granted by the shareholders’ meeting of 06 DEC 2007 in its Resolution 5 and to take all necessary measures and accomplish all necessary formalities

		Management	For	For
O.6	Approve to award total annual fees of EUR 30,000.00 to the Supervisory Board	Management	For	For
O.7	Approve to renew the appointment of Mr. Stanislas Dalle as Member of the Supervisory Board for a 3 year period	Management	For	For
O.8	Approve to renews the appointment of Mr. Jean Gueguen as Member of the Supervisory Board for a 3 year period	Management	For	For

O.9

Ratify the appointment of Mr. Louis Bonduelle as a Member of the Supervisory Board, to replace Mr. Damien Bonduelle, for the remainder of Mr. Damien Bonduelle’s term of office, i.e. until the shareholders’ meeting called to approve the financial statements for the FYE in 30 JUN 2010

	Management	For	For
E.10

Authorize the Management in order to increase the share capital, in one or more occasions and at its sole discretion, by a maximum nominal amount of EUR 17,500,000.00, by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization is all owed By-Law and under the By-Laws, by issuing bonus shares or raising the par value of existing shares, or by a combination of these methods [Authority expires at the end of 26 month period this delegation of powers supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For

E.11

Authorize the Management to increase the capital, on one or more occasions, in France or a broad, by a maximum nominal amount of EUR 17,500,000.00, by issuance, with preferred subscription rights maintained, of shares or debt securities; [Authority expires at the end of 26 month period]; to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one tenth of the new capital after each increase, this delegation of powers supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For

E.12

Authorize the Management to increase the capital, on one or more occasions, in France or abroad, by a maximum nominal amount of EUR 17,500,000.00, by issuance of shares or debt securities; this amount shall count against the overall value set forth in Resolution 11 [Authority expires at the end of 26 month period]; approve to cancel the shareholders’ preferential subscription rights; authorize the Management to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one tenth of the new capital after each increase; this delegation of powers supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For

E.13

Authorize the Management to increase the share capital, on one or more occasions, at its sole discretion, in favour of employees and corporate officers of the Company who are Members of a Company savings plan; [Authority expires at the end of 26 month period] and for a nominal amount that does not exceed 3% of the share capital

						Management	For	For
				E.14	Formalities	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	16-Dec-2008		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “FOR” OR “AGAINST” ONLY FOR-RESOLUTION 1. THANK YOU.	Non-Voting

1.

Approve: and ratify the agreement [the Sanzhou Supply Agreement] dated 21 OCT 2008 and entered into between the Company and Sichuan Xinhua Publishing Group Co. Ltd. and the non-exempt continuing connected transaction [as defined in the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the Listing Rules]] contemplated thereunder; the Sanzhou Supply Annual Cap [as specified] for each of the 3 FYs ending 31 DEC 2010; to authorize any one Director of the Company to execute for and on behalf of the Company all such other documents, instruments and agreements and to take all steps necessary or expedient to implement and/or give effect to the Sanzhou Supply Agreement; and ratify the agreement [the Sanzhou Agency Agreement] dated 21 OCT 2008 and entered into between the Company and Sichuan Xinhua Publishing Group Co. Ltd. and the continuing connected transaction [as defined in the Listing Rules] contemplated thereunder; the Sanzhou Agency Annual Cap [as specified] for each of the 3 FYs ending 31 DEC 2010; and to authorize any one Director of the Company to execute, for and on behalf of the Company, all such other documents, instruments and agreements and to take all steps necessary or expedient to implement and/or give effect to the Sanzhou Agency Agreement

						Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

METOREX LTD	MTX SJ	ZAE000022745	23-Dec-2008	1.S.1

Approve to increase the authorized share capital of the Company from ZAR 50 million, comprising 500 million ordinary shares with a par value ZAR 0.10 each to ZAR 150 million, comprising 1500 million ordinary shares with a par value of ZAR 0.10 each

					Management	Against	Against
2.O.1

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 2, 3, 4, 5, 6, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 6,195,262 new ordinary shares in the share capital of the Company to Allan Gray at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Allan Gray dated 26 NOV 2008

					Management	Against	Against

3.O.2

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 3, 4, 5, 6, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 14,455,611 new ordinary shares in the share capital of the Company to Coronation at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Coronation dated 26 NOV 2008

	Management	Against	Against
4.O.3

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 4, 5, 6, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 92,330,279 new ordinary shares in the share capital of the Company to the IDC at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and the IDC dated 26 NOV 2008

	Management	Against	Against

5.O.4

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 5, 6, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 32,167,370 new ordinary shares in the share capital of the Company to Minersa at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Minersa dated 26 NOV 2008

	Management	Against	Against
6.O.5

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 4, 6, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 6,195,817 new ordinary shares in the share capital of the Company to the PIC at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and the PIC dated 26 NOV 2008

	Management	Against	Against

7.O.6

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 4, 5, 7 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 13,260,349 new ordinary shares in the share capital of the Company to Beankin at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Beankin dated 26 NOV 2008

	Management	Against	Against
8.O.7

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 4, 5, 6 and 8 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 61,000,000 new ordinary shares in the share capital of the Company to Standard Bank at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Standard Bank dated 26 NOV 2008

	Management	Against	Against

9.O.8

Authorize the Directors, subject to the passing of Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 4, 5, 6 and 7 as specified in this notice of general meeting, in terms of section 221(2) of the Companies Act, to allot and issue 16,933,715 new ordinary shares in the share capital of the Company to Stanlib at ZAR 2.00 per share in terms of a specific issue of shares for cash upon the terms specified in the agreement between Metorex and Stanlib dated 26 NOV 2008

	Management	Against	Against

10.O9

Authorize any Director of the Company to do all such things as may be necessary to give effect to Special Resolution 1 and Ordinary Resolutions 1, 2, 3, 4, 5, 6, 7 and 8 as specified in this notice of general meeting

		Management	Against	Against
1.	Adopt the annual financial statements for the YE 30 JUN 2008	Management	For	For
2.1	Re-elect Mr. C.D.S. Needham as a Director, in terms of the Articles of Association of the Company, who retires by rotation	Management	Against	Against
2.2	Appoint Mr. M. Smith as a Director, in terms of the Articles of Association of the Company	Management	Against	Against
2.3	Appoint Mr. L. Paton as a Director, in terms of the Articles of Association of the Company	Management	Against	Against
2.4	Appoint Mr. P. Chevalier as a Director, in terms of the Articles of Association of the Company	Management	Against	Against
2.5	Re-elect Mr. R.G. Still as a Director, in terms of the Articles of Association of the Company, who retires by rotation	Management	Against	Against
3.	Approve the Directors’ remuneration	Management	For	For

4.	Re-appoint Deloitte & Touche as the Independent Auditors of Metorex and I.T. Marshall as the Designated Auditor for the ensuing year	Management	For	For

5.1O1

Approve, subject to the provisions of the Companies Act, 1973 [Act 61 of 1973], as amended, the authority given to the Directors to allot and issue, at their discretion, the unissued share capital of the Company for such purposes as they may determine, be extended until the Company’s next AGM

	Management	Against	Against

5.2O2

Approve, subject to the passing of ordinary resolution 1, in terms of the Listing Requirements of the JSE Limited [JSE], to renew the mandate given to the Directors of the Company in terms of a general authority to issue securities for cash, as and when suitable opportunities arise, subject to the following conditions: the securities be of a class already in issue; securities be issued to public shareholders and not to related parties; a paid press announcement giving full details, including the impact on net asset value and earnings per share, be published at the time of any issue representing, on a cumulative basis within a FY, 5% or more of the number of securities in issue prior to the issue/s; issues in the aggregate in any 1 FY shall not exceed 15% of the Company’s issued share capital of that class; and, in determining the price at which an issue of securities will be made in terms of this authority, the maximum discount permitted shall be 10% of the weighted average traded price of those securities over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors; [Authority expires until the Company’s next AGM or 15 months]

	Management	Against	Against

5.3O3

Authorize the Board of Directors in terms of Clause 92 of the Articles of Association of the Company to create and issue options or convertible securities in the capital of the Company for cash subject to the following terms and conditions: issues of shares, options or convertible securities may not in aggregate in any 1 FY exceed 15% of the number of ordinary shares in issue; that the options or convertible securities be over a class of securities already in issue; securities be issued to public shareholders and not to related parties as defined in the Listings Requirements of the JSE Limited; in determining the price at which an issue of options or convertible securities will be made in terms of this authority, the maximum discount permitted shall be 10% of the weighted average traded price of those options or convertible securities over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors; [Authority expires earlier at the Company’s next AGM or 15 months] should the discount to the market price at the time of exercise of the option or convertible securities not be known at the time of grant or issue of the option or convertible security or if it is known that the discount will exceed 10% of the 30 day weighted average traded price of the security at the date of exercise, then the Company may only proceed if an independent expert confirms that the issue is fair to the shareholders of the Company

						Management	Against	Against
					Other business	Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CHARACTER GROUP PLC	CCT LN	GB0008976119	21-Jan-2009		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR AGAINST” ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
				1.	Receive and adopt the Directors’ report and the accounts of the Company for the YE 31 AUG 2008 and the report of the Auditors thereon	Management	For	For
				2.	Re-elect Lord Birdwood as a Director of the Company, who retires in accordance with the terms of his letter of appointment	Management	For	For

3.	Re-elect Mr. I. S. Fenn as a Director of the Company, who retires in accordance with the terms of his letter of appointment	Management	For	For
4.	Re-elect Mr. D. Harris as a Director of the Company, who retires in accordance with the terms of his letter of appointment	Management	For	For
5.	Re-elect Mr. A. B. MacKay as a Director of the Company, who retires in accordance with the terms of his letter of appointment	Management	For	For
6.	Re-appoint HLB Vantis Audit Plc as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
S.7	Adopt the new Article of Association of the Company, in substitution for and to the exclusion of the existing Articles of Association of the Company as specified	Management	For	For

8.

Authorize the Directors, in substitution for any existing authority and for the purposes of Section 80 of the Companies Act 1985 [the 1985 Act], to allot relevant securities [as specified in that Section] up to an aggregate nominal amount of GBP 694,240; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

9.

Authorize the Directors, subject to and conditional upon the passing of Resolution 8, for the purposes of Article 191 of the New Articles of Association of the Company adopted by a special resolution of even date herewith, to offer to the Members of the Company, in accordance with the provisions the said Article, the right to elect to receive the ordinary shares, credited as fully paid, in whole or in part instead of cash in respect of all or any dividends declared or paid by the Company or the Directors pursuant to the Article of Association of the Company at any time after the date of passing of this resolution and the conclusion of the AGM of the Company and to make any such offer on such terms and conditions to such the Members of the Company, subject always to the provisions of the Articles of Association of the Company, as they shall in their absolute discretion determine

	Management	For	For

10.

Authorize the Company, for the purposes of Section 166 of the Companies Act, to make market purchases [Section 163(3) of the 1985 Act] of up to 14,579,000 ordinary shares of 5p per each in the capital of the Company, at a minimum price of 5p and the maximum price of an amount equal to 105% of the average of the middle-market prices shown in the quotations for ordinary shares of the Company in the Daily Official List of the London Stock Exchange, for the 5 business days preceding the date of purchase; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months following the date upon which this resolution was passed]; the Company, before the expiry, may make a contract to purchase of its own shares which will or may be executed wholly or partly after such expiry

	Management	For	For

S.11

Authorize the Directors, pursuant to Section 95 of the Companies Act 1985 [the Act], to allot equity securities [Section 94 of the Act], pursuant to the authority conferred on them for the purposes of Section 80 of the Act by an ordinary resolution of the Company of even date herewith and/or to sell equity securities held as treasury shares [within the meaning of Section 162A of the Act], disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited: i) to the allotment and/or the sale of equity securities in connection with any offer by way of rights to holders of ordinary shares in the capital of the Company [other than treasury shares]; ii) the allotment [otherwise than pursuant to this resolution] of equity securities up to an aggregate nominal amount of GBP 208,270; iii) the sale of [otherwise than pursuant to this Resolution] of equity securities held as treasury shares up to an aggregate nominal value of GBP 200,972.80 [equivalent to 4,019,456 ordinary shares of 5p each in the Company]; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months following the date upon which this resolution was passed]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; to replace all existing powers granted to the Directors to allot and/or sell equity securities as if the said Section 89(1) of the Act did not apply to the extent that the same have not been previously utilized

	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	23-Jan-2009	S.1.1

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: Class of shares: A Shares

						Management	For	For
S.1.2

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: Nominal value: RMB1.00 each

						Management	For	For

S.1.3

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: to issue number of A Shares not more than 500,000,000 A Shares, to be issued shall be subject to approval by the CSRC and authorize the Board subject to adjustment by the shareholders at the EGM and the CSM and within the range approved by the CSRC having regard to the relevant circumstances

	Management	For	For
S.1.4

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: proposed stock exchange for listing: Shanghai Stock Exchange

	Management	For	For

S.1.5

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: target persons for the issue: qualified strategic investors, participants in the price consultation process as approved by the CSRC and the individuals, legal persons and other investors which have maintained share accounts with the Shanghai Stock Exchange [except those prohibited by PRC laws and regulations and other regulatory requirements to which the Company is subject]

	Management	For	For

S.1.6

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: price range and price determination method: the issue price range will be determined based on price consultations with participants in the price consultation process, subject to the CSRC’s approval of the A share issue, the Company and the lead underwriters shall undertake a road show for preliminary price consultation with participants so as to determine the price range and conduct cumulative bidding price consultations within the price range, the issue price will be determined based on the results of the cumulative bidding price consultations and market conditions, the amount to be raised from the A share issue could not be ascertained as at the latest practicable date

	Management	For	For
S.1.7

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: use of proceeds: net proceeds are expected to be not more than RMB 2 billion, the net proceeds of the issue of A Shares will be applied for [1] the payment for the Consideration; and [2] the partial repayment of the bank loans of SC Expressway

	Management	For	For

S.1.8

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: validity period of this resolution: the Special Resolution 1 shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier

	Management	For	For

S.1.9

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: authorize the Board to process the A share issue and related matters in accordance with the relevant requirements of the CSRC, Hong Kong Stock Exchange and Shanghai Stock Exchange, and including but not limited to the specified: [i] the specific number of A shares to be issued, target persons for the issue, issue price, issue method and timetable of issue, under the Scheme in relation to the A share issue to be considered and, if thought fit, approved at general meetings; [ii] matters relating to the target persons for the issue or relevant strategic investor[s], which shall include [but not limit to] target strategic investor[s], negotiations with such investor[s] and the entering into of relevant agreement[s]; and [iii] the duly signing by the Board of all necessary documents in connection with the A share issue, which shall include [but not limit to] offering circular[s], prospectus, sponsorship agreement, underwriting agreement, listing agreement and various announcements, the processing of all related matters in connection with the A share issue, and the taking of all other necessary actions, as well as the processing of procedures in relation to the change in registered capital after the A share issue, the authorizations as detailed above shall be granted to the Sub-Committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires after 12 months]

	Management	For	For
S.1.1

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: Class of shares: A Shares

	Management	For	For
S.1.2

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: Nominal value: RMB 1.00 each

	Management	For	For

S.1.3

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: to issue number of A Shares not more than 500,000,000 A Shares, to be issued shall be subject to approval by the CSRC and authorize the Board subject to adjustment by the shareholders at the EGM and the CSM and within the range approved by the CSRC having regard to the relevant circumstances

	Management	For	For

S.1.4

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: proposed stock exchange for listing: Shanghai Stock Exchange

	Management	For	For
S.1.5

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: target persons for the issue: qualified strategic investors, participants in the price consultation process as approved by the CSRC and the individuals, legal persons and other investors which have maintained share accounts with the Shanghai Stock Exchange [except those prohibited by PRC laws and regulations and other regulatory requirements to which the Company is subject]

	Management	For	For

S.1.6

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: price range and price determination method: the issue price range will be determined based on price consultations with participants in the price consultation process, subject to the CSRC’s approval of the A share issue, the Company and the lead underwriters shall undertake a roadshow for preliminary price consultation with participants so as to determine the price range and conduct cumulative bidding price consultations within the price range, the issue price will be determined based on the results of the cumulative bidding price consultations and market conditions, the amount to be raised from the A share issue could not be ascertained as at the latest practicable date

	Management	For	For
S.1.7

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: use of proceeds: net proceeds are expected to be not more than RMB 2 billion, the net proceeds of the issue of A Shares will be applied for [1] the payment for the Consideration; and [2] the partial repayment of the bank loans of SC Expressway

	Management	For	For

S.1.8

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: validity period of Special Resolution 1: the Special Resolution 1 shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier

	Management	For	For

S.1.9

Approve, upon the obtaining of approvals of the CSRC and other relevant regulatory authorities, the allotment and issue of A Shares by the Company and each of the specified terms and conditions of the A Share Issue: authorize the Board to process the A share issue and related matters in accordance with the relevant requirements of the CSRC, Hong Kong Stock Exchange and Shanghai Stock Exchange, and including but not limited to the specified: [i] the specific number of A shares to be issued, target persons for the issue, issue price, issue method and timetable of issue, under the Scheme in relation to the A share issue to be considered and, if thought fit, approved at general meetings; [ii] matters relating to the target persons for the issue or relevant strategic investor[s], which shall include [but not limit to] target strategic investor[s], negotiations with such investor[s] and the entering into of relevant agreement[s]; and (iii) the duly signing by the Board of all necessary documents in connection with the A share issue, which shall include [but not limit to] offering circular[s], prospectus, sponsorship agreement, underwriting agreement, listing agreement and various announcements, the processing of all related matters in connection with the A share issue, and the taking of all other necessary actions, as well as the processing of procedures in relation to the change in registered capital after the A share issue, the authorizations as detailed above shall be granted to the Sub-Committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires the earlier for a period of 12 months from the date on which such approval is obtained, or until revoked or modified by a special resolution passed in a general meeting]

	Management	For	For

S.2

Approve, subject to the passing of the Resolution S.1 and conditional upon the completion of the A Share issue, (a) amend the Articles of Association as specified the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; (b) authorize the Board to further amend the revised version of the Articles of Association and carry out relevant filing procedures with the relevant authorities based on the total number of shares and share capital of the Company upon completion of the A share issue pursuant to the requirements of the relevant regulatory authorities; and to delegate authorization specified in this Special Resolution

	Management	For	For

S.3

Approve, subject to the passing of the Resolution S.1 and conditional upon the completion of the A Share Issue; the adoption the rules of procedures for general meetings as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; authorize the Board to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in this resolution S.3 to the Sub-Committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.4

Approve, subject to the passing of the above Resolution S.1 and conditional upon the completion of the A Share Issue, the adoption of the rules of procedures for the Board Meetings as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; authorize the Board to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in this Resolution S.4 to the sub-committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.5

Approve, subject to the passing of the above Resolution S.1 and conditional upon the completion of the A Share Issue, the adoption of the rules of procedures for the supervisory committee as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; authorize the Supervisory Committee of the Company to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in this Resolution S.5 to a Sub-Committee of the Supervisory Committee of the Company comprising Mr. Feng Bing, Mr. Jian Shixi and Mr. Yang Jingfan for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.6

Approve, subject to the passing of this Resolution S.1, the adoption of the working rules for the Independent Directors as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier

	Management	For	For

S.7

Approve, subject to the passing of the resolution S.1 and conditional upon the completion of the A Share Issue, the adoption of the decision-making principles on connected transactions, as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; authorize the Board to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in this Resolution S.7 above to the Sub-Committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.8

Approve, subject to the passing of the Resolution S.1 and conditional upon the completion of the A Share Issue, the adoption of the method for investment management, as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; authorize the Board to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in this Resolution S.8 to the Sub-Committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.9

Approve, subject to the passing of the Resolution S.1 and conditional upon the completion of the A Share Issue, a) the adoption of the method of management on fund transfers with connected persons, guarantees and utilisation of raised proceeds, as specified; the approval shall be effective for a period of 12 months from the date of approval by the EGM and CSM, or until revoked or modified by a special resolution passed in a general meeting, whichever is earlier; b) authorize the Board to make any further amendments thereto pursuant to applicable laws and regulations and the requirements of the relevant regulatory authorities and to delegate authorization specified in Resolution 9.b above to the Sub-committee of the Board comprising Mr. Tang Yong, Mr. Zhang Zhiying and Mr. Liu Mingli for their implementation [Authority expires on 12 months commencing from the passing of this Resolution]

	Management	For	For

S.10

Authorize the Board, subject to the requirement of the Standards for Corporate Governance of Listed Companies and the actual condition of the Company and conditional upon the completion of the A Share Issue, to establish Special Committees of the Board in respect of strategy, audit, nomination, remuneration and appraisal [Authority expires the earlier for a period of 12 months from the date on which such approval is obtained, or until revoked or modified by a special resolution passed in a general meeting]

		Management	For	For
1.

Approve the appointment of Mr. Liu Xianfu as an Executive Director for a term commencing from the date of passing of this Resolution until the expiry of the term of the current Board and authorize the Board to, for and on behalf of the Company, enter into a service contract with Mr. Liu Xianfu upon such terms and conditions as the Board shall think fit and to fix his remuneration and to do all such acts and things to give effect to such matters

		Management	For	For
2.	Approve the resignation of Mr. Nie Xinquan as a Director	Management	For	For

3.

Approve the appointment of Madam Luo Yi as a Supervisor of the Company for a term commencing from the date of passing of this Resolution until the expiry of the term of the current Supervisory Committee of the Company

	Management	For	For

				4.	Approve the resignation of Mr. Liu Xianfu as the Supervisor of the Company	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ALTERNATIVE NETWORKS PLC, LONDON	AN/LN	GB00B05KXX82	26-Jan-2009	1.	Receive the Company’s accounts for the FYE 30 SEP 2008 together with the Director’s report, and the Auditor’s report on those accounts	Management	For	For
				2.	Re-appoint PricewaterhouseCoopers LLP as Auditors of the Company	Management	For	For
				3.	Authorize the Directors of the Company under Section 80 of the Companies Act 1985	Management	For	For
				4.	Approve to disapply statutory pre-emption rights pursuant to Section 95 of the Companies Act 1985	Management	For	For
				5.	Declare a final dividend of 3.1 pence for the YE 30 SEP 2008, payable on 29 JAN	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

CLICKS GROUP LIMITED	CLS SJ	ZAE000014585	27-Jan-2009

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 524515 DUE TO DUE TO CHANG-E IN NUMBERING. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
				O.1	Receive and adopt the annual financial statements of the Company and the group for the YE 31 AUG 2008	Management	For	For
				O.2	Re-appoint KPMG Inc, as the Auditors of the Company for the ensuing year	Management	For	For
				O.3	Re-elect Mr. Martin Rosen as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
				O.4	Re-elect Mr. David Kneale as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
				O.5	Re-elect Mr. Michael Harvey as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
				O.6	Re-elect Ms. Fatima Abrahams as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For

O.7	Re-elect Mr. John Bester as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
O.8	Re-elect Ms. Bertina Engelbrecht as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
O.9	Re-elect Ms. Fatima Jakoet as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
O.10	Approve the proposed fees, payable to the Directors, as disclosed on page 45, for the year 31 AUG 2009	Management	For	For
O.11

Approve to renew the Directors’ authority over the unissued share capital of the Company until the next AGM, subject to this authority being limited to issuing a maximum of 2.6 million shares in terms of the Company’s obligations under the staff share incentive scheme

		Management	For	For

O.12

Authorize the Directors of the Company, by way of a general authority to distribute, on a pro rata basis, to all shareholders of the Company any share capital and reserves of the Company in terms of Section 90 of the Companies Act, No. 61 of 1973, as amended, the Company’s Articles of Association and Listings Requirements of the JSE Limited provided that any general distribution of shares premium by the Company shall not exceed 20% of the Company’s issued share capital and reserves, excluding minority interests; the Directors of the Company are of the opinion that were the Company to enter into transaction to distribute share capital and/or reserves totaling 20% of the current issued share capital and reserves of New Clicks; the Company and its subsidiaries [the Group] will be able in the ordinary course of business to pay its debts for a period of 12 months after the date of notice of the AGM; the assets of the Company and the Group, fairly valued, will be in excess of the liabilities of the Company and the Group for a period of 12 months after the date of notice of the AGM; the issued share capital and reserves of the Company and the Group will be adequate for ordinary business purposes for a period of 12 months after the date of notice of the AGM; and the working capital available to the Company and the Group will be adequate for ordinary business purposes for a period of 12 months after the date of notice of the AGM; and [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]

	Management	For	For

13.S1

Authorize the Company, general approval contemplated in Section 85 and 89 of the Companies Act, No. 61 of 1973, as amended [the Companies Act], the acquisition by the Company or any of its subsidiaries from time to time of the issued shares of the Company, upon such terms and conditions and in such amounts as the Directors of the Company may from time to time determine, but subject to the Articles of Association of the Company, the provisions of the Companies Act and the Listing Requirements of the JSE Limited [JSE] as presently constituted and which may be amended from time to time, not exceeding in aggregate 15% of the Company’s issued share capital in any 1 FY, at a price of no more than 10% above the weighted average market price at which such shares are traded on the JSE for the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM or 15 months]; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of ordinary shares, and for each 3% in aggregate of the initial number of shares repurchased thereafter; any such repurchase shall be implemented through the order book operated by the JSE trading system, without any prior understanding or arrangement between the Company and the counterparty; in the case of a derivative [as contemplated in the Listings Requirements of the JSE] the price of the derivative shall be subject to the limits set out in Section 5.84(a) of the Listings Requirements; the Company’s sponsor has confirmed the adequacy of the Company’s working capital for purposes of undertaking the repurchase of shares in writing to the JSE upon when the Company entered the market to proceed with the repurchase; the Company remains in compliance with Paragraphs 3.37 to 3.41 of the JSE Listings Requirements concerning shareholder spread after such repurchase; the Company and/or its subsidiaries do not repurchase securities during a prohibited period as defined in Paragraph 3.67 of the JSE Listings Requirements; the Company only appoints one agent at any point in time to effect repurchases on its behalf, the Directors having considered the effects of the repurchase of the maximum number of ordinary shares in terms of the a foregoing general authority, are of the opinion that for a period of 12 months after the date of this notice of the AGM; the Company and the group will be able, in the ordinary course of business, to pay its debts; the consolidated assets of the Company and group, fairly valued in accordance with generally accepted accounting practice, will exceed the consolidated liabilities of the Company; and the Company’s and the group’s ordinary share capital, reserves and working capital will be adequate for ordinary business purposes

						Management	For	For
					Transact any other business	Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

SPAREBANK 1 SMN, TRONDHEIM	MONG NO	NO0006390301	04-Feb-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting

				1.	Elect 4 Members for 4 years and approve the supplementary election of 2 Alternate Members	Management	For	For
				2.	Elect 2 Members and 2 Alternate Members for to the Committee of Representatives for 2 years	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	10-Feb-2009		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY-FOR RESOLUTION 1. THANK YOU.	Non-Voting

S.1

Authorize the Board of Directors of the Company to repurchase H shares of the Company [the H Shares] subject to the following conditions: (a) subject to paragraphs (b) and (c) below, the exercise by the Board during the relevant period (as defined in paragraph (d) below) to repurchase H Shares in issue of the Company on the Stock Exchange of Hong Kong Limited [the Stock Exchange], subject to and in accordance with all applicable laws, rules and regulations and/ or requirements of the governmental or regulatory body of securities in the PRC, the Stock Exchange or of any other governmental or regulatory body: (b) the aggregate nominal value of H Shares to be repurchased pursuant to the approval in paragraph (a) above during the relevant period shall not exceed 10% of the aggregate nominal value of H Shares in issue of the Company as at the date of the passing of this resolution; (c) the approval in paragraph (a) above shall be conditional upon: (i) the passing of a special resolution in the same terms as the resolution set out in this paragraph (except for this sub-paragraph (c)(i)) at the EGM for holders of shares of the Company to be held on Tuesday, 10 FEB 2009 [or on such adjourned date as may be applicable]; and the class meeting for holders of domestic shares of the Company to be held on Tuesday, 10 FEB 2009 [or on such adjourned date as may be applicable]; and the approval of the State Administration of Foreign Exchange of the PRC and/or any other regulatory authorities as may be required by the laws, rules and regulations of the PRC being obtained by the Company; [authority expires until whichever is the earlier of the conclusion of the next AGM following the passing of this special resolution or the expiration of a period of 12 months] and subject to approval of all relevant governmental authorities in the PRC for the repurchase of such H Shares being granted, to make such amendments to the Articles of Association of the Company as it thinks fit so as to reduce the registered capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares as contemplated in paragraph (a) above; and (ii) file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC and to apply for registration with the relevant Companies registration authorities in the PRC of the change of registered capital of the Company in accordance with all applicable laws, rules, regulations and/or requirements of the relevant governmental or regulatory body in the PRC

		Management	For	For
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY-FOR RESOLUTION 1. THANK YOU.	Non-Voting

S.1

Authorize the Board [the Board] of Directors [the Directors] of the Company to repurchase H shares of the Company [the H Shares] subject to the specified conditions: (a) subject to paragraphs (b) and (c) below, the exercise by the Board during the relevant period [as defined in paragraph (d) below] to repurchase H Shares in issue of the Company on the Stock Exchange of Hong Kong Limited [the Stock Exchange], subject to and in accordance with all applicable laws, rules and regulations and/ or requirements of the governmental or regulatory body of securities in the PRC, the Stock Exchange or of any other governmental or regulatory body: (b) the aggregate nominal value of H Shares to be repurchased pursuant to the approval in paragraph (a) above during the relevant period shall not exceed 10% of the aggregate nominal value of H Shares in issue of the Company as at the date of the passing of this resolution; (c) the approval in paragraph (a) above shall be conditional upon: (i) the passing of a special resolution in the same terms as the resolution set out in this paragraph [except for this sub-paragraph (c)(i)] at the class meeting for holders of domestic shares of the Company to be held on Tuesday, 10 FEB 2009 [or on such adjourned date as may be applicable]; and the State Administration of Foreign Exchange of the PRC and/or any other regulatory authorities as may be required by the laws, rules and regulations of the PRC being obtained by the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of a period of 12 months] and subject to approval of all relevant governmental authorities in the PRC for the repurchase of such H Shares being granted, to make such amendments to the Articles of Association of the Company as it thinks fit so as to reduce the registered capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares as contemplated in paragraph (a) above; and (ii) file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC and to apply for registration with the relevant Companies registration authorities in the PRC of the change of registered capital of the Company in accordance with all applicable laws, rules, regulations and/or requirements of the relevant governmental or regulatory body in the PRC

	Management	For	For

					PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” ONLY-FOR RESOLUTION 1. THANK YOU.	Non-Voting
				1.	Elect Mr. Zhao Miao as a Non-Executive Director of the Company and authorize the Board [the Board] of Directors of the Company [the Directors] to fix his remuneration	Management	Against	Against
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GREENCORE GROUP PLC	GNC ID	IE0003864109	12-Feb-2009	1.	Receive and approve the financial statements and reports	Management	For	For
				2.	Declare a final ordinary dividend	Management	For	For
				3.A	Re-appoint Mr. Gary Kennedy as a Director	Management	For	For
				3.B	Re-appoint Mr. Gerald Corbett as a Director	Management	For	For
				3.C	Re-appoint Mr. David Simons as a Director	Management	For	For
				3.D	Re-appoint Mr. Geoff Doherty as a Director	Management	For	For
				4.	Re-appoint KPMG as the Auditors of the Company	Management	For	For
				5.	Authorize the Directors to fix the Auditors’ remuneration	Management	For	For
				S.6	Approve to disapply statutory pre emption rights	Management	For	For
				S.7	Grant authority to the market purchases of the Company’s ordinary Shares	Management	For	For

				S.8	Amend the Articles of Association relating to the appointment of proxies and Corporate Representatives	Management	For	For
				9.	Authorize the Directors to amend the Share Save Scheme Rules	Management	For	For
				10.	Authorize the Directors to offer Scrip Dividends	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SPAREBANK 1 NORD-NORGE, TROMSO	MONG NO	NO0006000801	17-Feb-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting
					PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting
				1.	Elect 5 representatives to the Supervisory Board, the election period is 4 years	Management	For	For
				2.	Elect 2 Members and 1 Deputy Member of the election Committee, the period of the election Committee is 2 years	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

DEMAG CRANES AG, DUESSELDORF	D9C GR	DE000DCAG010	03-Mar-2009

AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK YOU

Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 10 FEB 2009, WHEREAS-THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH THE GE-RMAN LAW. THANK YOU

Non-Voting

1.

Presentation of the financial statements and annual report for the 2007/2008 F-Y with the report of the Supervisory Board, the group financial statements and-group annual report as well as the report by the Board of Managing Directors-pursuant to Sections 289(4) and 315(4) of the German Commercial Code

Non-Voting
2.

Resolution on the appropriation of the distributable profit of EUR 101,075,709.63 as follows: Payment of a dividend of EUR 1.40 per no-par share EUR 71,433,519.43 shall be carried forward ex-dividend and payable date: 04 MAR 2009

		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of the Auditors for the 2008/2009 FY: Deloitte and Touche GmbH, Dusseldorf	Management	For	For

6.

Amendment to Section 8(4) of the Articles of Association in respect of the Article 4, regarding the membership on the Supervisory Board being terminated in any case on the day after the general meeting following on the 70th birth day of a Supervisory Board Member, being deleted without replacement, Article 5 of Section 8 shall become Article 4

		Management	For	For
7.	Election of Dr. Rudolf Rupprecht to the Supervisory Board	Management	For	For

8.

Authorization to acquire own shares, the Company shall be authorized to acquire own shares of up to 10% of the Company’s share capital through the Stock Exchange at prices neither more than 5% below nor more than 10% above the market price of the shares, by way of a public repurchase offer to all shareholders at prices not deviating more than 10% from the market price of the shares, or by a public request for sales offers at prices not deviating more than 10% from the market price of the shares, on or before 02 SEP 2009, the authorization may also be exercised by one of the Company’s affiliates or by a third party on the Company’s own account, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to use the shares in order to float them on foreign Stock Exchanges at prices not deviating more than 5% from the market price of the shares, in connection with acquisitions and mergers, to dispose of the shares in a manner other than through the Stock Exchange or by way of a public repurchase offer against payment in cash at prices not materially below the market price of the shares restricted to up to 10% of the Company’s share capital, in these cases, share holders, subscription rights shall be excluded, shareholders subscription rights may also be excluded for residual amounts, the Board of Managing Directors shall also be authorized to retire the shares, the existing authorization to acquire own shares shall be revoked

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

FILTRONA PLC, MILTON KEYNES	FLTR LN	GB00B0744359	19-Mar-2009	1.	Approve the disposal of the entire issued share capital of the Filtrona Extrusion Holding Companies [as specified]	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	15-Apr-2009	1.	Approve the financial budget implementation report for the year 2008	Management	For	For
				2.	Approve the profit distribution for the year 2008	Management	For	For
				3.	Approve the cash dividends distribution for the 3 years upon a share issue	Management	For	For
				4.	Approve the audited financial report for the year 2008	Management	For	For
				5.	Approve the report of the Board of Directors for the year 2008	Management	For	For
				6.	Approve the report of the Supervisory Committee for the year 2008	Management	For	For

7.	Approve the financial budget for the year 2009	Management	For	For

8.

Re-appoint Sichuan Jun He Accountants and Ernst & Young Certified Public Accountants, as the Company’s domestic and international Auditors respectively for the year 2009, and authorize the Board of Directors to fix their remunerations

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DE LONGHI SPA, TREVISO	DLG IM	IT0003115950	21-Apr-2009

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SE-COND CALL ON 22 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED-. THANK YOU.

Non-Voting
				1.	Approve the financial statement at 31 DEC 2008, Board of Directors, of Auditors and audit firm report, and any adjournment thereof	Management	For	For
				2.	Approve the authorization buy and sell own shares, any adjournment thereof	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

FILTRONA PLC, MILTON KEYNES	FLTR LN	GB00B0744359	23-Apr-2009	1.	Receive and adopt the accounts for the YE 31 DEC 2008 and the reports of the Directors and the Auditors thereon	Management	For	For

2.	Receive and adopt the report of the Remuneration Committee for the YE 31 DEC 2008	Management	For	For
3.	Declare a final dividend for the YE 31 DEC 2008 of 5.08p per ordinary share	Management	For	For
4.	Re-elect Mr. Steve Crummett as a Director of the Company, who retires by rotation	Management	For	For
5.	Re-elect Mr. Jeff Harris as a Director of the Company, who retires by rotation	Management	For	For
6.	Re-appoint KPMG Audit Plc as the Auditor and authorize the Directors to fix the Auditors’ remuneration	Management	For	For

7.

Authorize the Board, to allot relevant securities [as defined in the Companies Act 1985]: (a) up to an nominal amount of GBP 17,138,516; and (b) the comprising equity securities [as defined in the Companies Act 1985] up to a nominal amount of GBP 34,277,032 [after deducting from such limit any relevant securities under paragraph (a) above] in connection with an offer by way of a rights issue: (i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; (ii) to holders of other equity securities as required by the rights of those securities or as the Board otherwise considers necessary, and so that the Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory and practical problem in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the next AGM of the Company or 30 JUN 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.8

Authorize the Board, subject to the passing of Resolution 7, to allot equity securities [as defined in the Companies Act 1985] for cash under the authority given by that resolution and/or where the allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the Companies Act 1985, free of the restriction in Section 89(1) of the Companies Act 1985, such power to be limited: (a) to the allotment of equity securities in connection with an offer of equity securities [but in the case of the authority granted under paragraph (b) of Resolution 7, by way of a rights issue only]: (i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problem in, or under the Laws of, any territory or any other matter; (b) in the case of the authority granted under paragraph (a) of Resolution 7, to the allotment [otherwise than under paragraph (a) above] of equity securities up to a nominal amount of GBP 2,741,585; [Authority expires the earlier of the conclusion of the next AGM of the Company or 30 JUN 2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	Against	Against

S.9

Authorize the Company, for the purposes of Section 166 of the Companies Act 1985, to make market purchases [Section 163(3) of the Act] of up to a maximum of 21,932,600 ordinary shares of 25p each in its capital [Ordinary Shares], and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or on 23 OCT 2010]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
				S.10	Approve that a general meeting other than an AGM may be called on not less than 14 clear days’ notice	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

NOLATO AB	NOLAB SS	SE0000109811	27-Apr-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting

	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
1.	Opening of the meeting and elect Mr. Carl-Gustaf Sonden as a Chairman of the Board of 2009 annual meeting	Management	For	For
2.	Approve the register of voters	Management	For	For
3.	Approve the agenda	Management	For	For
4.	Elect 1or 2 people to check the minutes	Management	For	For
5.	Approve to determine whether the meeting has been duly convened	Management	For	For
6.	Receive the annual report, Auditor’s report, the consolidated accounts and the Group Auditors’ report as specified	Management	For	For
7.	Approve the address by the President and Chief Executive Officer and any shareholder questions for the Board of Directors and Company Management	Management	For	For
8.a	Adopt the income statement and balance sheet as well as consolidated income statement and consolidated balance sheet	Management	For	For

8.b

Approve a dividend to shareholders of SEK 2.75 per share; the record date for dividends be 30 APR 2009; if the annual meeting passes a resolution in accordance with the Board’s proposal, the dividend is expected to be issued by Euroclear Sweden AB on 06 MAY 2009

		Management	For	For
8.c	Grant discharge the Members of the Board and the President from liability	Management	For	For
9.	Approve the number of Board Members to be at 7 and no deputies	Management	For	For
10.	Receive, that until the next Annual Meeting, fees totalling SEK 900,000, excluding travel allowances [SEK 900,000] to be distributed as specified	Management	For	For
11.

Re-elect Messrs. Gun Bostrom, Roger Johanson, Henrik Jorlen, Erik Paulsson, Hans Porat and Lars-Ake Rydh as the Board Members and elect Mr. Fredrik Arp as new Board Member and Mr. Fredrik Arp should be nominated as the Chairman of the Board for the period until the end of the next Annual Meeting

		Management	For	For
12.	Approve the guidelines for remuneration and other terms of employment for Senior Executives as specified	Management	For	For

13.

Authorize the Board of Directors, with a maximum duration of until the next Annual Meeting, to acquire and transfer its own shares; such acquisitions of B shares may take place so that the Company’s maximum holding amounts to a number of shares which corresponds at any given time to 10% percent of the Company’s total issued shares; acquisitions shall take place through making purchases on the NASDAQ OMX Nordic Exchange in Stockholm

						Management	For	For
				14.	Approve the Nomination Committee ahead of the next Annual Meeting as specified	Management	For	For
				15.	Amend the first paragraph of Section 10 of the Articles of Association as specified	Management	For	For
				16.	Any other business	Non-Voting
				17.	Conclusion of the meeting	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BREADTALK GROUP LTD	BREAD SP	SG1O02910816	27-Apr-2009	1.	Receive and adopt the Directors’ report and the audited financial statements of the Company for the YE 31 DEC 2008 together with the Auditors’ report thereon	Management	For	For
				2.	Declare a first and final exempt [1-tier] dividend of 1.0 cent per share for the FYE 31 DEC 2008	Management	For	For
				3.	Re-elect Mr. Chen Kuo Hua as a Director, who retires pursuant to Article 104 of the Company’s Articles of Association	Management	For	For
				4.	Re-elect Ms. Katherine Lee Lih Leng as a Director, who retires pursuant to Article 104 of the Company’s Articles of Association	Management	For	For

5.	Approve the payment of Directors’ fees of SGD 105,000 for the YE 31 DEC 2008	Management	For	For
6.	Re-appoint Messrs. Ernst & Young LLP as the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business	Non-Voting

7.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to: a) (i) issue shares in the Company [shares] whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors of the Company may in their absolute discretion deem fit; and b) [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors of the Company while this Resolution was in force, provided that: 1) the aggregate number of shares [including shares to be issued in pursuance of the Instruments, made or granted pursuant to this Resolution] to be issued pursuant to this Resolution shall not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with sub-paragraph 2], of which the aggregate number of shares and Instruments to be issued other than on a pro rata basis to existing shareholders of the Company shall not exceed 20% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with sub-paragraph 2]; 2) [subject to such calculation as may be prescribed by the Singapore Exchange Securities Trading Limited] for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph 1, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time of the passing of this Resolution, after adjusting for: a) new shares arising from the conversion or exercise of any convertible securities; b) new shares arising from exercising share options or vesting of share awards which are outstanding or subsisting at the time of the passing of this Resolution; and c) any subsequent bonus issue, consolidation or subdivision of shares; 3) the 50% limit in sub-paragraph 1 may be increased to 100% for the Company to undertake pro-rata renounceable rights issues; 4) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the Singapore Exchange Securities Trading Limited for the time being in force [unless such compliance has been waived by the Singapore Exchange Securities Trading Limited] and the Articles of Association of the Company; and 5) unless revoked or varied by the Company in a general meeting, such [Authority expires the earlier of the next AGM of the Company or the date of the next AGM of the Company as required by the law]

	Management	For	For

8.

Authorize the Directors of the Company, subject to and pursuant to the aforesaid share issue mandate being obtained, to issue shares other than on a pro-rata basis at a discount not exceeding 20% to the weighted average price for trades done on the SGX-ST for the full market day on which the placement or subscription agreement in relation to such shares is executed [or if not available for a full market day, the weighted average price must be based on the trades done on the preceding market day up to the time the placement or subscription agreement is executed], provided that, in exercising the authority conferred by this Resolution, the Company complies with the provisions of the Listing Manual of the SGX-ST for the time being in force unless such compliance has been waived by the SGX-ST]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

9.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant options under the BreadTalk Group Limited Employees’ Share Option Scheme [the Scheme] and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted by the Company under the Scheme, whether granted during the subsistence of this authority or otherwise, provided always that the aggregate number of new ordinary shares to be issued pursuant to the Scheme, the Plan and any other share based schemes [if applicable] shall not exceed 15% of the total number of issued shares excluding treasury shares in the capital of the Company from time to time; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

10.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant awards in accordance with the provisions of the BreadTalk Group Limited Restricted Share Grant Plan [the Plan] and to issue from time to time such number of fully-paid shares as may be required to be issued pursuant to the vesting of the awards under the Plan, provided always that the aggregate number of new ordinary shares to be issued pursuant to the Scheme, the Plan and any other share based schemes [if applicable], which the Company may have in place, shall not exceed 15% of the total issued share capital excluding treasury shares in the capital of the Company from time to time; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

11.

Authorize the Directors, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Mr. George Quek Meng Tong as a Participant of the Plan [the Participants] and to issue 82,000 shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to Mr. Tong or his associate shall not exceed 10% of all the shares available under the Plan; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

12.

Authorize the Directors, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Ms. Katherine Lee Lih Leng as a Participant of the Plan [the Participants] and to issue 55,000 shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to Ms. Leng or her associate shall not exceed 10% of all the shares available under the Plan; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

13.

Authorize the Directors, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Mr. Frankie Quek Swee Heng as a Participant of the Plan [the Participants] and to issue 55,000 shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to Mr. Heng or his associate shall not exceed 10% of all the shares available under the Plan; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

	Management	For	For

14.

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50, to make purchases or otherwise acquire issued shares in the capital of the Company from time to time [whether by way of market purchases or off-market purchases on an equal access scheme] of up to 10% of the total issued shares [excluding treasury shares] in the capital of the Company [as ascertained as at the date of AGM of the Company] at the price of up to but not exceeding the Maximum Price as defined in Paragraph 3.4 of the Appendix to the annual report to Shareholders dated 10 APR 2009, in accordance with the terms of the share purchase mandate set out in the appendix, [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GRAFTON GROUP PLC	GN5 ID	IE00B00MZ448	29-Apr-2009	1.	Receive the financial statements for the YE 31 DEC 2008	Management	For	For
				2.A	Re-elect Mr. Anthony E. Collins as a Director of the Company	Management	For	For
				2.B	Re-elect Ms. Gillan Bowel as a Director of the Company	Management	For	For
				2.C	Re-elect Mr. Richard W. Jewson as a Director of the Company	Management	For	For
				2.D	Re-elect Mr. Roderick Ryan as a Director of the Company	Management	For	For
				2.E	Re-elect Mr. Leo J. Martin as a Director of the Company	Management	For	For
				2.F	Re-elect Mr. Fergus Malone as a Director of the Company	Management	For	For
				3.	Authorize the Director’s to fix the remuneration of the Auditor’s	Management	For	For

				4.	Authorize the Director’s to allot shares other wise than in accordance with statutory pre-emption rights	Management	For	For
				5.	Grant authority to the Market purchases of the Company’s own shares	Management	For	For
				6.	Approve to determine the price range for the re-issue of treasury shares off-Market	Management	For	For
				7.	Grant authority to the purchase contract relating to ‘A’ ordinary Shares	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA (FO)	TFI IM	IT0001351383	30-Apr-2009

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SE-COND CALL ON 15 MAY 2009 AT 11:00. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

Non-Voting

				1.	Approve the financial statement at 31DEC 2008, consolidated financial statement at 31 DEC 2008, Board of Directors, Auditors and audit firm report, allocation of profits and any adjournment thereof	Management	For	For
				2.	Grant authority to buy and sell own shares and any adjournment thereof	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BARCO NV	BAR BB	BE0003790079	30-Apr-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting
1.

Presentation and discussion of the annual report of the Board of Directors and-the report of the Statutory Auditor on I) the annual accounts of Barco NV and-II) the consolidated annual accounts for the FYE 31 DEC 2008

Non-Voting
2.	Approve the annual accounts of Barco NV for the FYE 31 DEC 2008 and the distribution of the results and decides not to distribute a dividend	Management	For	For

3.	Presentation of the consolidated annual accounts for the FYE 31 DEC 2008	Non-Voting
4.	Grant discharge to each one of the Directors for the execution of their mandate during the FYE 31 DEC 2008	Management	For	For
5.	Grant discharge to the Statutory Auditor for the execution of its mandate during the FYE 31 DEC 2008	Management	For	For
6.A

Re-appoint the Independent Director pursuant to Article 524.4 of the Belgian Code of Companies of Mrs. Christina Von Wackerbarth [16.12.1954] living at Transvaalstraat 39 AT B-2600 Antwerpen for a duration of 3 years as of the closing of this general meeting until the closing of the OGM of 2012

		Management	For	For

6.B

Re-appoint the Independent Director pursuant to Article 524.4 of the Belgian Code of Companies of Mr. Jan, P. Oosterveld [12.03.1944] having the Dutch nationality, living at Javalaan 107 at 5631 DB Eindhoven, Nederland for a duration of 2 years as of the closing of this general meeting until the closing of the OGM of 2011

	Management	For	For
6.C

Appoint the Independent Director pursuant to Article 524.4 of the Belgian Code of Companies for a duration of 2 years as of the closing of this general meeting until the closing of the OGM of 2011: Dr. Ir. Vandeurzen Management firm NV [in short VMFNV], RPR Leuven 0435.484.270, with registered office at Jachthuislaan 19 AT B-3210 Linden, permanently represented by Mr. Urbain Vandeurzen [06.05.1956] living at Jachthuislaan 19 AT B-3210 Linden

	Management	For	For

6.D

Approve, pursuant to Article 17 of the Articles of Association the general meeting sets the aggregate annual remuneration of the entire Board of Directors at 1.865.000 EUR for the year 2009, which amount shall be apportioned amongst all the Members of the Board according to the internal rules

		Management	For	For
7.

Approve the recommendation of the works council, to reappoint the Civil Company under the legal form of a C.V. with limited liability Ernst and young the Auditors having its registered office at De Klee Tlaan 2 AT B-1831 Diegem, permanently represented by Mrs. Lieve Cornelis and Mr. Jan de Luyck, Chartered Auditors, as the Statutory Auditor of the Company for a duration of 3 as of the closing of this general meeting until the closing of the OGM of 2012, the total annual remuneration is determined on EUR 350.000

		Management	For	For
8.	Presentation and discussion on Corporate Governance at Barco	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

						Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CHINA FISHERY GROUP LTD	CFG SP	KYG211001212	30-Apr-2009	1.	Receive and adopt the Directors report and the audited accounts of the Company for the YE 31 DEC 2008 together with the Auditors report thereon	Management	For	For

Declare a first and final dividend of 6.03 Singapore cents per ordinary share[-tax not applicable] for the YE 31 DEC 2008 will be replaced with the proposed-bonus issue, the proposed bonus issue is still pending approval from the relev-ant authority [2007: 2.19 Singapore cents per ordinary share[tax not applicabl-e]]

						Non-Voting

2.	Re-elect Mr. Ng Joo Kwee as a Director, who retires by rotation pursuant to Article 107 of the Company’s Article of Association	Management	For	For
3.	Re-elect Mr. Tse Man Bun as a Director, who retires by rotation pursuant to Article 107 of the Company’s Article of Association	Management	For	For
4.	Re-elect Mr. Tan Ngiap Joo as a Director, who retires by rotation pursuant to Article 111 of the Company’s Article of Association	Management	For	For
5.

Approve the payment of the Directors fees of HKD 720.000 [equivalent to USD 92,308 or SGD 131,200] for the YE 31 DEC 2009, payable monthly in arrears [2008: HKD 720,000 [equivalent to USD 92,308 or SGD 131,262]

		Management	For	For
6.	Re-appoint Deloitte and Touche as the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business	Non-Voting

7.

Authorize the Directors of the Company, to allot and issue shares up to 50% of issued shares, pursuant to rule 806 of the Listing manual of the Singapore Exchange securities Trading Limited, to issue shares whether by any of rights bonus or otherwise and/or make grant offers or agreements or options that might or would require shares to be issued including but not limited to the creation and issue of[ as well as adjustments to] documents or other instruments convertible into shares at any time and upon such terms and conditions and to such persons at the Directors may in their absolute discretion deem be and issue shares in pursuance as of any instrument made or granted by the Directors while this resolution in form provided that: the aggregate number of shares[including shares to be issued in pursuance of instruments made or granted], does not exceed 50% of the total number of issued shares in the capital of the Company, at the time of passing this resolution, of which the aggregate number of shares to be issued in pursuance of instruments made or granted, shall not exceed 20% of the total number of issued shares in the Company; for the purpose of determining the aggregate number of shares that may be issued, the total no of issued shares shall be based on the total number of issued shares of the Company as at the date of the passing this resolution, after adjusting for; new shares arising from the conversions of securities of exercise of convertible securities and new shares arising from exercising share options of vesting of share awards, which are outstanding or substituting at the time that the resolution is passed; ii) any subsequent bonus issue, consolidation or subdivision of shares; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held By Law]

	Management	For	For

8.

Authorize the Directors of the Company, to allot and issue from time to time such number of fully-paid shares in the Company as may be required to be issued pursuant to the vesting of the award under the CFGL Share Award Scheme[the Scheme], provided that the aggregate number of new shares to be issued pursuant to a) the scheme, shall not exceed 10% of the total number of issued shares in the capital of the Company as at the date of approval of the scheme by the shareholders; and b) the scheme; and any other share scheme which the Company may have in place, shall not exceed 15% of the total number of issued shares in the capital of the Company from time to time

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

ABG SUNDAL COLLIER HOLDING ASA, OSLO	ASC NO	NO0003021909	30-Apr-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting
				1.	Opening of the meeting by the Chairman of the Board and registration of attend-ing shareholders	Non-Voting

2.	Elect the Chairman of the meeting and at least 1 person to co-sign the minutes with the Chairman	Management	For	For

				3.	Approve the notice of meeting and agenda	Management	For	For
				4.	Approve the annual financial statement and the annual report for 2008	Management	For	For
				5.	Approve the payment to shareholders and the Board proposes that the general meeting resolves a payment of NOK 0.50 per share as a repayment of Share Premium Fund to shareholders as per 30 APR 2009	Management	For	For
				6.	Approve the Auditor’s remuneration	Management	For	For
				7.	Approve the remuneration for the Members of the Board of Directors and the Nomination Committee	Management	For	For
				8.	Approve the declaration of principles for the Company’s Remuneration Policy towards Top Management	Management	For	For
				9.	Elect the Members to the Nomination Committee	Management	For	For
				10.	Elect the Board Member(s)	Management	For	For
				11.	Approve the reduction of the Company’s Share Premium Fund as specified	Management	For	For
				12.	Grant authority to purchase own shares	Management	For	For
				13.	Grant authority to issue new shares	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

CHINA FISHERY GROUP LTD	CFG SP	KYG211001212	30-Apr-2009	1.

Authorize the Company and its subsidiaries or any of them, for the purposes of Chapter 9 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to enter into, amend and/or renew any of the transactions falling within the types of interested person transactions as specified; [Authority expires at the conclusion of the next AGM of the Company]; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this Resolution 1

					Management	For	For

2.

Authorize the Director of the Company, for the purpose of the Listing Manual of the Singapore Exchange Securities Trading Limited [the SGX-ST] and subject to the Companies Law Chapter 22 [Law 3 of 1961, as consolidated and revised] of Cayman Islands, to exercise of all the powers of the Company to purchase or acquire issued ordinary shares fully paid in the capital of the Company [Shares] not exceeding in aggregate the prescribed limit [number of shares issued representing 10% of the issued ordinary shares capital of the Company as at the date of the passing of this Resolution 2 unless the Company has effected a reduction of its share capital in accordance with the applicable the issued ordinary share capital of the Company shall be taken to be the amount of the issued ordinary share capital of the Company as altered; at such price or prices may be determined by the Directors fro time to time up to the “Maximum Price” in relation to a Share to be purchased, means the purchase price [excluding related brokerage, commission, applicable goods and services tax, stamp duties, clearance fees and other related expenses] [not exceeding i) in the case of a market purchase, 105% of the average closing price of the shares; and ii) in the case of an off-market purchase, 120% of the average closing price for the shares, and whether byway of: (i) on-market purchases on the SGX-ST, transacted through the Central Limit Order Book trading system of the SGX-ST [Market Purchase]; and/or (ii) off-market purchases [if effected otherwise than on the SGX-ST] in accordance with any equal access scheme(s) as may be determined or formulated by the Director as they Consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Cayman Companies Law and the Listing Manual [Off-Market Purchase], [the Share Buy Back Mandate]; [Authority expires the earlier of the date on which the next AGM of the Company is held or the date by which the next AGM is required by law to be held]; authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect of the transaction contemplated and/or authorized by this Resolution 2

	Management	For	For

3.

Approve the bonus issue [the “Bonus issue”] of 78,208,000 new ordinary shares of USD 0.05 each in the capital of the Company [the Bonus Shares] and authorize the Directors to allot and issue, such Bonus Shares on the basis of 01 Bonus Share, credited as fully paid for every 10 existing issued ordinary share of USD 0.05 each in the capital of the Company [the “Shares”] held by persons who as at the date and time to be determined by the Directors [“Books Closure Date”] are registered holders of existing fully paid Shares, with fractional entitlements to be disregarded and disposed of in such manner as the Directors in their absolute discretion deem fit for the benefit of the Company; for the purpose of effecting Bonus Issue, a sum of USD 3,910,400 being part of the amount standing to the credit of the retained earnings of the Company as at 31 DEC 2008, be capitalized and applied in paying up in full the Bonus Shares at par; and to do all such acts and things as may be required or desirable to give effect to this resolution [including without limit to the foregoing, allotting and issuing the Bonus Shares], and directing the Central depository [Pte] Limited [‘CDP’] to credit the securities account of persons holding existing issued Shares through CDP with the Bonus Shares in the proportion of 01 Bonus Share for every 10 existing issued Shares standing to the credit of their securities accounts as at the Books Closure Date

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

DUNI AB	DUNI SS	SE0000616716	06-May-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE-.

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED.

Non-Voting
					PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
				1.	Opening of the meeting	Non-Voting
				2.	Election of Mr. Peter Nilsson as a Chairman of the AGM	Non-Voting
				3.	Preparation and approval of the voting list	Non-Voting

4.	Election of 1 or 2 persons to check the minutes	Non-Voting
5.	Determination of whether the meeting has been duly convened	Non-Voting
6.	Approval of the agenda of the AGM	Non-Voting
7.	Presentation of the annual report and the Auditor’s report, and the consolidat-ed financial statements and the consolidated audit report	Non-Voting
8.	Speech by the President	Non-Voting
9.	Report on the work of the Board of Directors and the Board Committees	Non-Voting
10.a	Adopt the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For

10.b

Approve the disposition of the Company’s profit or loss in accordance with the approved balance sheet and record date for dividends, in case the AGM decides a dividend; a dividend of SEK 1.80 per share and that the record date for the dividend be 11 MAY 2009; if the AGM approves this proposal, payment through Euroclear Sweden AB is estimated to be made on 14 MAY 2009

		Management	For	For
10.c	Grant discharge to the Directors and the President from personal liability	Management	For	For
11.	Receive the report on the work of the Nomination Committee	Management	For	For
12.	Approve the number of Directors	Management	For	For

13.

Approve the remuneration to be paid to the Chairman of the Board of Directors, the other Directors and to the Auditors; Chairman of the Board of directors shall receive SEK 500,000 and other Directors appointed by the AGM SEK 250,000 each; in addition, the Chairman of the Remuneration Committee shall receive SEK 50,000 and the other Members of the Remuneration Committee SEK 25,000 each, and the Chairman of the Audit Committee shall receive SEK 100,000 and the other Members of the Audit Committee SEK 50,000, the Board remuneration, including the remuneration for work in the Board Committees, is unchanged; that fair remuneration to the Auditor is to be paid as charged

		Management	For	For
14.

Re-elect Messers. Anders Bulow, Pia Rudengren, Sanna Suvanto-Harsaae and Magnus Yngen as the Directors and elect Mr.Tomas Gustafsson as a new Director; and elect Mr. Anders Bulow as a new Chairman of the Board

		Management	For	For
15.	Amend the Articles of Association as specified	Management	For	For

16.

Authorize the Board of Directors, until the next AGM, on 1 or several occasions, with or without deviation from the shareholders’ preferential rights, to resolve on new issues of shares, warrants or convertibles; resolutions that are passed by making use of the authorization may not, in the aggregate, involve an increase of the share capital by more than SEK 5,800,000 [distributed on not more than 4,640,000 new shares]; the authorization shall also include the right to resolve on new issues where the shares are to be paid for with non-cash consideration or through set-off of a claim, or otherwise with terms and conditions pursuant to the Companies Act Chapter 13 Section 7, Chapter 14 Section 9, or Chapter 15 Section 9

	Management	For	For

				17.	Approve the guidelines for remuneration to the Executive Management as specified	Management	For	For
				18.	Approve the proposal regarding the Nomination Committee	Management	For	For
				19.	Closing of the meeting	Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
THE RESTAURANT GROUP PLC	RTN LN	GB00B0YG1K06	06-May-2009	1.	Receive the report of the Directors and the Auditors and adopt the accounts for the FYE 28 DEC 2008	Management	For	For
				2.	Receive and adopt the Directors’ remuneration report for the YE 28 DEC 2008	Management	For	For
				3.	Declare a final dividend of 6.3 pence per share for the YE 28 DEC 2008	Management	For	For
				4.	Re-elect Mr. Alan Jackson as a Director	Management	For	For
				5.	Re-elect Mr. John Jackson as a Director	Management	For	For
				6.	Re-appoint Deloitte LLP as the Auditors, to hold office from the conclusion of the AGM to the conclusion of the next AGM and authorize the Directors to determine their remuneration	Management	For	For

7.

Authorize the Directors, pursuant to Article 12.2 of the Company’s Articles of Association, up to an aggregate nominal amount equal to GBP 18,444,266 [the Section 80 Amount]; and [Authority expire at the conclusion of the Company’s AGM to be held in 2010

	Management	For	For
S.8

Authorize the Director, to allot equity securities pursuant to Articles 12.3 of the Company’s Articles of Association and pursuant to Section 94(2) to Section 94(3A) of the Companies Act 1985 [the Act] and the Section 89 amount shall be for the purposes of such Articles of Association, GBP 2,766,640; and [Authority expire at the conclusion of the Company’s AGM to held in 2010]

	Management	For	For

S.9

Authorize the Company, for the purpose of Section 166 of the Companies Act 1985, to make market purchases with [with the meaning Section 163(3) Act] on the London Stock Exchange of its Ordinary shares of 28 1/8 pence each capital of the Company of up to 19,673,884 [representing 10 % of the Company’s issued ordinary share], ordinary shares of 28 1/8 pence each in the capital of the Company, at a minimum price equal to the nominal value and not more than 5% above the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company or 12 months ]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	GB00B0MD8242	06-May-2009	1.	Receive and adopt the accounts together with the Directors and Auditors reports for the YE 31 DEC 2008	Management	For	For
				2.	Approve the Director remuneration report for the YE 31 DEC 2008	Management	For	For

3.	Re-appoint BDO Stoy Hayward LLP as the Auditors to the Company until the conclusion of the next AGM and authorize the Directors to fix their remuneration	Management	For	For
4.	Re-elect Mr. Alan Walker as a Director, who retires by rotation	Management	For	For
5.	Re-elect Mr. Alasdair Liddell as a Director, who retires by rotation	Management	For	For
6.	Re-appoint Mr. Andy McRae as a Director having been appointed since the last AGM	Management	For	For
7.

Approve to declare a final dividend for the YE 31 DEC 2008 of 1.2p per ordinary share, such dividend to be payable on 15 JUN 2009 to shareholders on the register at the close of business on 15 MAY 2009

		Management	For	For

8.

Authorize the Directors, in substitution for any existing such powers for the purposes of Section 80 of the Companies Act 1985 [the Act], to allot the relevant securities up to an aggregate nominal amount of GBP 3,441,005.77 representing 33% of the total ordinary share capital in issue; [Authority replace the resolution passed on 25 JUN 2008 and expires the earlier of the conclusion of next AGM or 15 months]; and the Company may before such expiry make an offer or agreement which would or might require relevant securities to be allotted and the Directors may make an offer or agreement which would or might require relevant securities to be allotted such expiry

	Management	For	For

S.9

Authorize the Directors, subject to the passing of Resolution 8 and pursuant to Section 95 of the Act, to allot equity securities for cash pursuant to the authority conferred by the previous resolution as if Section 89(1) of the Act, provided that this power is limited to the allotment of equity securities: a) in connection with an offer of such securities by way of rights to holders of ordinary shares in proportion [as nearly as may be practicable] to their respective holdings of such shares, but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or any legal or practical problems under the laws of any territory, or the requirements of ant regulatory body or stock exchange; and b) up to an aggregate nominal amount of GBP 1,042,729.02 [representing 101% of the ordinary share capital of the Company presently in issue]; [Authority replaces the resolution passed on 25 JUN 2008 and will expires the earlier of the conclusion of next AGM of the Company or 15 months]; and the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted and the Directors may allot equity securities in pursuance of any such offer or agreement which would or might require equity securities to be allotted such expiry

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BOBST GROUP SA, PRILLY	BOBNN SW	CH0012684657	06-May-2009		THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.	Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT UNDER MEETING-525343, INCLUDING THE AGENDA. TO BE ELIGIBLE TO VOTE AT THE UPCOMING MEETING,-YOUR SHARES MUST BE RE-REGISTERED FOR THIS MEETING. IN ADDITION, YOUR NAME MAY-BE PROVIDED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER. PLEASE CONTACT YOUR-GLOBAL CUSTODIAN OR YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTI-ONS OR TO FIND OUT WHETHER YOUR SHARES HAVE BEEN RE-REGISTERED FOR THIS MEETIN-G. THANK YOU.

Non-Voting
				1.	Approve the business report with accounts of the Group 2008	Management	For	For
				2.	Grant discharge to the Board of Directors	Management	For	For
				3.	Approve the appropriation of the available earnings as per 31 DEC 2008	Management	For	For
				4.1	Re-elect Mr. Hans Rudolf Widmer as a Director	Management	For	For
				4.2	Re-elect Mr. Michael W.O. Garrett as a Director	Management	For	For
				4.3	Elect Mr. Alain Guttmann as a Director	Management	For	For
				5.	Elect the Auditors	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SINOPEC KANTONS HOLDINGS LTD	934 HK	BMG8165U1009	08-May-2009		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
				1.	Receive and adopt the audited consolidated financial statements and reports of the Directors and the Auditors for the YE 31 DEC 2008	Management	For	For
				2.	Approve and declare a final dividend	Management	For	For
				3.A	Re-elect Mr. Zhu Zeng Qing as a Director	Management	For	For

3.B	Re-elect Mr. Zhou Feng as a Director	Management	For	For
3.C	Re-elect Mr. Wong Po Yan as a Director	Management	For	For
4.	Authorize the Directors to fix the Directors’ remuneration	Management	For	For
5.	Appoint the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	For

6.

Authorize the Directors of the Company, subject to this resolution, pursuant to the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited during the relevant period to allot, issue and deal with unissued shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to options or otherwise] by the Directors of the Company pursuant to i) the rights issue; ii) the exercise of any option under the share option scheme of the Company; iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the By-Laws of the Company in force from time to time, shall not exceed the aggregate of 20% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this resolution; and the nominal amount of any share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or expiration of the period within which the next AGM of the Company is required by the By-Laws of the Company, the Companies Act 1981 of Bermuda [as amended] or any other applicable law of Bermuda to be held]

	Management	For	For

7.

Authorize the Directors of the Company to purchase its shares on the Stock Exchange of Hong Kong Limited or any other stock exchange’s on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange of Hong Kong Limited for such purpose, and otherwise in accordance with the rules and regulations of the Securities and Futures Commission, the Stock Exchange of Hong Kong Limited, the Companies Act 1981 of Bermuda [as amended] and all other applicable laws in this regard; the aggregate nominal amount of shares which may be purchased by the Company pursuant to this resolution during the relevant period shall not exceed 10 % of the aggregate nominal amount of the issued share capital of the Company as at the date of the passing of this resolution and; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the By-Laws of the Company, the Companies Act 1981 of Bermuda [as amended] or any other applicable law of Bermuda to be held]

						Management	For	For
				8.	Authorize the Directors of the Company to exercise the authority referred in Resolution 6 in respect of the share capital of the Company referred in this resolution	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CLARKSON PLC	CKN LN	GB0002018363	13-May-2009	1.	Receive the report of the Directors and the accounts of the Company for the FYE 31 DEC 2008 together with the reports of the Directors and of the Auditors on those	Management	For	For
				2.	Approve the Directors’ remuneration report for the YE 31 DEC 2008	Management	For	For

3.

Declare a final dividend of 26 pence per ordinary share of 25 pence each in respect of the YE 31 DEC 2008, making with the interim dividend of 16 pence per ordinary share already paid and a total dividend for the year of 42 pence per ordinary share

		Management	For	For
4.	Re-elect, in accordance with Article 90 of the Company’s Articles of Association, Mr. R. Martin Stopford as a Director of the Company, who retires by rotation	Management	For	For
5.	Re-elect, in accordance with the Article 83 of the Company’s Articles of Association, Mr. Andi L. Case as a Director of the Company	Management	For	For
6.	Re-elect, in accordance with the Article 83 of the Company’s Articles of Association, Mr. Ed W. Warner as a Director of the Company	Management	For	For
7.	Re-elect, in accordance with the Article 83 of the Company’s Articles of Association, Mr. Paul Wogan as a Director of the Company	Management	For	For
8.	Re-elect, in accordance with the Article 83 of the Company’s Articles of Association, Mr. James Morley as a Director of the Company	Management	For	For
9.	Re-appoint Ernst Young LLP as the Auditors	Management	For	For

10.	Authorize the Directors to agree the remuneration of the Auditors	Management	For	For
11.	Authorize the Directors for the issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 1,572,959	Management	For	For
S.12

Grant authority, subject to and conditional upon the passing of Resolution 11, for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 235,943

		Management	For	For
S.13	Authorize the Company to purchase 1,887,550 ordinary shares for market purchase	Management	For	For
14.	Approve to increase the remuneration of Non-Executive Directors to GBP 400,000	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For
S.16	Approve the holding of a general meeting on 14 Days’ clear notice pursuant to the Companies Act 2006	Management	For	For

				17.	Amend the dilution limit in the Company’s Long Term Incentive Plan by the deletion of the 5% of share capital dilution limit applicable over 10 years under the Company’s discretionary plans	Management	Against	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF AUDITOR NAME. IF YOU HAV-E ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU-DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GLANBIA PLC	GLB ID	IE0000669501	13-May-2009	1.	Receive and approve the financial statements for the YE 03 JAN 2009 and the reports of the Directors’ and the Auditors thereon	Management	For	For
				2.	Declare a final dividend of 3.76 cent per share on the ordinary shares for the YE 03 JAN 2009	Management	For	For
				3.A	Re-appoint Mr. H. Corbally as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For

3.B	Re-appoint Mr. E. Fitzpatrick as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
3.C	Re-appoint Mr. J. Gilsenan as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
3.D	Re-appoint Mr. P. Haran as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
3.E	Re-appoint Mr. L. Herlihy as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
3.F	Re-appoint Mr. J. Liston as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
3.G	Re-appoint Mr. M. Merrick as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For

3.H	Re-appoint Mr. K. Toland as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
4.A	Re-appoint Mr. J. Callaghan as a Director, who retires in accordance with the provisions of the 2006 Combined Code of the Irish Stock Exchange Limited and the London Stock Exchange Plc	Management	For	For
4.B	Re-appoint Mr. W. Murphy as a Director, who retires in accordance with the provisions of the 2006 Combined Code of the Irish Stock Exchange Limited and the London Stock Exchange Plc	Management	For	For
4.C	Re-appoint Mr. V. Quinlan as a Director, who retires in accordance with the provisions of the 2006 Combined Code of the Irish Stock Exchange Limited and the London Stock Exchange Plc	Management	For	For
5.A	Re-appoint Mr. A. O’Connor as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For

5.B	Re-appoint Mr. R. Prendergast as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For
6.	Authorize the Directors to fix the remuneration of the Auditors for the 2009 FY	Management	For	For
7.

Authorize the Directors, for the purposes of Section 20 of the Companies [Amendment] Act, 1983, to allot relevant securities [within the meaning of Section 20 of the Act] up to an nominal value of EUR 746,658.96 [being 4.24% of the nominal value of the Company’s issued share capital as at the latest practicable date prior to the publication of this Circular]; [Authority expires the earlier of the conclusion of the next AGM of the Company is held in the year 2010 or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For

S.8

Authorize the Directors of the Company, pursuant to Section 24(1) of the Companies [Amendment] Act, 1983, to allot equity securities [as specified by Section 23 of the Act] for cash pursuant to the authority conferred by the ordinary resolution of the Company passed as Resolution 7 in the notice of this meeting as if Section 23(1) of that Act did not apply to any such allotment, provided that this power shall be limited to: i) the allotment of equity securities in connection with any rights issue in favor of ordinary shareholders [other than those holders with registered addresses outside the state to whom an offer would, in the opinion of the Directors, be impractical or unlawful in any jurisdiction] and/or any person having a right to subscribe for or convert securities into ordinary shares in the capital of the Company [including without limitation any holders of options under any of the Company’s Share Option Schemes for the time being in force] where the equity securities respectively attributable to the interests of such ordinary shareholders or such persons are proportionate [as nearly as may be] to the respective numbers of ordinary, shares held by them or for which they are entitled to subscribe or convert into and subject to such exclusions or other arrangements as the Directors may deem necessary or expedient to deal with, regulatory requirements, legal or practical problems in respect of overseas shareholders, fractional elements or otherwise: and [ii] the allotment of equity securities [other than pursuant to an such issue as aforesaid] up to a maximum aggregate nominal value of EUR 746,658.96, being equivalent to approximately 4.24% of the aggregate nominal value of the issued ordinary share capital of the Company as at the latest practicable date prior to the publication of this circular; [Authority expires the earlier of the conclusion of the next AGM of the Company is held in the year 2010 or 15 months]; and the Directors may allot equity securities in accordance with Section 24(1)(a) of the Act, after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.9

Authorize the Company and/or any of its subsidiaries [specified by Section 155 of the Companies Act, 1963], to make market purchases [as specified in Section 212 of the Companies Act, 1990] of shares of any class in the Company [Shares] on such terms and conditions and in such manner as the Directors may from time to time determine but subject, however, to the provisions of the Companies Act, 1990 and to the following restrictions and previsions: a) the maximum number of Shares authorized to be acquired pursuant to the terms of this resolution shall be such number of Shares whose aggregate nominal value shall equal 10% of the aggregate nominal value of the issued share capital of the Company as at the close of business on the date of the passing of this resolution; b) the minimum price, which may be paid for any Share, shall be the nominal value of the Share; c) the maximum price which may be paid for any Share [Relevant Share] shall be an amount equal to 105% of the average of the 5 amounts resulting from determining in this resolution in relation to the Shares of the same class as the Relevant Share shall be appropriate for each of the 5 business days immediately preceding the day on which the Relevant Share is purchased, a determined from the information published by or under the authority of the Irish Stock Exchange Limited reporting the business done on each of those five 5 days: i) if there shall be more than one dealing reported for the day, the average of the prices at which such dealings took place; or ii) if there shall be only 1 dealing reported for dealing reported for the day, the price at which such dealing took place; or iii) if there shall not be any dealing reported for the day, the average of the high and low market guide prices for that day; and if there shall be only a high [but not a low] or a low [but not a high] market guide price reported, or if there shall not be any market guide price reported, for any particular day then that day shall not count as 1 of the said 5 business days for the purposes of determining the maximum price, if the means of providing the foregoing information as to dealings and prices by reference to which the maximum price is to be determined is altered or is replaced by some other means, then a maximum price shall be determined on the basis of the equivalent information published by the relevant authority in relation to dealings on the Irish Stock Exchange Limited or its equivalent; d) if the London Stock Exchange plc prescribed as a recognized Stock Exchange for the purposes of Section 212 of the Companies Act, 1990, then, with effect from the close of business on the day on which the London Stock Exchange plc so prescribed, the authority conferred by this resolution shall include authority to make market purchases of Shares on the London Stock Exchange plc, provided that: A) any such purchase shall be subject to any requirements of the laws of the United Kingdom of Great Britain and Northern Ireland as shall apply thereto; and B) the maximum price which may be paid for any Shares so purchased shall be determined in accordance in this resolution but deleting that Paragraph the reference to the Irish Stock Exchange United and inserting instead reference to the London Stock Exchange plc and deleting from this resolution thereof and the words appearing and forming the rest of the first sentence and inserting instead the following; iii) if there shall not be any dealing reported for the day, the average of the prices quoted under the heading ‘Quotation’ in respect of that share for that day, and if there shall not be any Quotation reported for any particular day then that day shall not count as one of the said 5 business days for the purposes of determining the maximum price, and deleting from the last line thereof the reference to the Irish Stock Exchange Limited and inserting instead reference to the London Stock Exchange plc; [Authority expires the earlier of the conclusion of t

	Management	For	For

S.10

Authorize the Company, for the purposes of Section 209 of the Companies Act, 1990, the re-issue price range at which any treasury shares [as specified by the said Section 209] for the time being held by the Company may be re-issued off-market shall be as follows: a) the maximum price at which a treasury share be re-issued off-market shall be an amount to 120% of the Appropriate Price; and b) the minimum price at which a treasury share be re-issued off-market shall be an amount to 95% of the Appropriate Price; for the purposes of this resolution the expression “Appropriate Price” shall mean the average of the 5 amounts resulting from determining in this resolution] in relation to shares of the class of which-such treasury shares to be re-issued shall be appropriate in respect of each of the 5 business days immediately preceding the day on which the treasury share is re-issued, as determined from information published by or under the authority of the Irish Stock Exchange Limited reporting the 3 business done on each of these 5 business days: i) if there shall be more than one dealing reported for the day, the average of the prices at which such dealings took place; or ii) if there shall be only 1 dealing reported for the day, the price at which such dealing took place; or iii) if there shall not be any dealing reported for the day, the average of the high and low market guide prices for the day; and if there shall be only a high[but not a low] or a low [but not a high] market guide price reported, or if there shall not be any market guide price reported, for any particular day, then that day shall not count as one of the said 5 business days for the purposes of determining the Appropriate Price, if the means of providing the foregoing information as to dealings and prices by reference to which the Appropriate Price shall be determined is altered or is replaced by some other means, then the Appropriate Price shall be determined on the basis of the equivalent information published by the relevant authority in relation to dealings on the Irish Stock Exchange Limited or its equivalent; [Authority expires the earlier at the conclusion of the AGM of the Company held in 2010 or 15 months ]; and to extent such authority is previously varied o renewed in accordance with the provisions of Section 209 of the Companies Act, 1990

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

VETROPACK HOLDING SA, SAINT-PREX	VET SW	CH0006227612	13-May-2009		THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.	Non-Voting
				1.	Approve the annual report, the annual financial statement and the consolidated financial statements for 2008	Management	For	For
				2.	Grant discharge, from liability, to the Management	Management	For	For
				3.	Approve the appropriation of retained earnings	Management	For	For
				4.	Approve the annihilation of the bought back bearer shares and reduction of share capital	Management	For	For
				5.1	Re-elect Mr. Claude R. Cornaz as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For
				5.2	Re-elect Mr. Werner Degen as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For
				5.3	Re-elect Mr. Rudolf W. Fischer as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For
				5.4	Re-elect Mr. Richard Fritschi as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For

				5.5	Re-elect Mr. Jean-Philippe Rochat as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For
				5.6	Re-elect Mr. Hans R. Ruegg as a Member of the Board of Directors for the term of office 2009-2011`	Management	For	For
				5.7	Elect Mr. Pascal Cornaz as a Member of the Board of Directors for the term of office 2009-2011	Management	For	For
				6.	Elect Ernst and Young AG as the Auditors	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
NAGACORP LTD	3918 HK	KYG6382M1096	18-May-2009		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘‘IN FAVOR” OR “AGAINST” FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
				1.	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Management	For	For
				2.	Declare a final dividend in respect of the YE 31 DEC 2008	Management	For	For
				3.	Approve the retirements of the Directors by rotation	Management	For	For

4.	Elect Mr. Chen Yiy Fon as a Non-Executive Director of the Company with immediate effect	Management	For	For
5.	Approve the Directors’ remuneration for the YE 31 DEC 2008 and authorize the Board of Directors of the Company to fix the Directors’ remuneration for the year ending 31 DEC 2009	Management	For	For
6.	Re-appoint BDO McCabe Lo Limited as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For

7.A

Authorize the Directors of the Company, subject to this resolution, to allot, issue or otherwise deal with new shares in the capital of the Company or securities convertible into shares of the Company, or options, warrants or similar rights to subscribe for shares of the Company or such convertible securities of the Company and to make or grant offers, agreements and/or options [including bonds, warrants and debentures convertible into shares of the Company] which may require the exercise of such powers during and after the end of the relevant period, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company during the Relevant Period pursuant to paragraph (i) above, otherwise than pursuant to 1) a Rights Issue [as specified]; or 2) the grant or exercise of any option under the option scheme of the Company or any other option, scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or 3) any scrip dividend or similar arrangement providing for the allotment of shares of the Company in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company in force from time to time; or 4) any issue of shares in the Company upon the exercise of rights of subscription or conversion under the terms of any existing convertible notes issued by the Company or any existing securities of the Company which carry rights to subscribe for or are convertible into shares of the Company, shall not exceed 20% of the aggregate nominal amount of share capital of the Company in issue at the at the date of passing this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable Laws or by the Articles of Association of the Company to be held]

	Management	For	For

7.B

Authorize the Directors of the Company, subject to this resolution, to repurchase the issued shares of the Company on the Stock Exchange of Hong Kong Limited or any other Stock Exchange on which shares of the Company may be listed and recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange of Hong Kong Limited and subject to and in accordance with all applicable Laws, the Code on Share Repurchases and the Rules Governing the Listing of Securities on the Stock Exchange of the Hong Kong Limited, during the relevant period, the aggregate nominal amount of the shares of the Company, which the Company is authorized to repurchase pursuant to this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable Laws or by the Articles of Association of the Company to be held]

	Management	For	For

7.C

Approve, conditional upon the Resolutions 7(A) and 7(B) as specified in the notice convening this meeting being passed, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and otherwise deal with additional shares of the Company and to make or grant offers, agreements and options which may require the exercise of such powers pursuant to the ordinary resolution numbered 7(A) as specified in the notice convening this meeting be and is hereby extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary resolution numbered 7(B) as specified in the notice convening this meeting, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution

	Management	For	For

Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

KELLER GROUP PLC	KLR LN	GB0004866223	19-May-2009	1.	Receive and adopt the Directors’ report and the statement of accounts for the YE 31 DEC 2008 together with the Independent Auditors’ report thereon	Management	For	For
				2.	Declare a final dividend of 13.8p per ordinary share, such dividend to be paid on 29 MAY 2009 to the members on the register at the close of business on 01 MAY 2009	Management	For	For
				3.	Approve the Directors’ remuneration report for the YE 31 DEC 2008	Management	For	For
				4.	Re-elect Mr. R. A. Franklin as a Director	Management	For	For
				5.	Re-elect Mr. P. Lopez Jimenez as a Director who retires by rotation	Management	For	For
				6.	Re-elect Mr. R. M. Rubright as a Director who retires by rotation	Management	For	For
				7.	Re-elect Dr. J. M. West as a Director	Management	For	For
				8.	Re-appoint KPMG Audit Plc as the Auditors to the Company and authorize the Directors to fix their remuneration	Management	For	For

9.

Authorize the Directors, for the purpose of Section 80 of the Companies Act 1985 [the Act], to allot relevant securities [Section 80(2) of the Act] of the Company up to an aggregate nominal amount of GBP 2,210,607; [Authority expires at the conclusion of the AGM of the Company]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; and for the purpose of Section 94 of the Act, to allot equity securities of the Company [Section 94] respectively attributed to the interests of all shareholders are proportionate [as nearly as may be] to the respective numbers of ordinary shares held by them up to an aggregate nominal amount of GBP 2,210,607; [Authority expires at the conclusion of the AGM of the Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.10

Authorize the Directors, subject to the passing of Resolution 9 and pursuant to Section 95 of the Act, to allot equity securities of the Company for cash [Section 94(2)] pursuant to the authority conferred by Resolution 12, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 331,591; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.11	Approve that a general meeting of the Company other than an AGM may be called on not less than 14 days’ notice	Management	For	For

S.12

Authorize the Company, pursuant to Section 166 of the Act, to make market purchases [Section 163 of the Act] of up to in aggregate 6,631,823 of its own ordinary shares [10% of the Company’s issued ordinary share capital] of 10p each in the capital of the Company, at a minimum price of 10p and not more than 5% above the average market value for such shares derived from the London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase; [Authority expires at the conclusion of the next AGM of the Company]; the Company, before the expiry, may make a contract to purchase of its own shares which will or may be executed wholly or partly after such expiry

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
THE VITEC GROUP PLC	VTC LN	GB0009296665	19-May-2009	1.	Receive and adopt the audited accounts, and the Auditor’s report thereon, and the Directors’ report for the YE 31 DEC 2008	Management	For	For
				2.	Receive the Remuneration Committee’s report for the YE 31 DEC 2008	Management	For	For

3.	Declare a final dividend of 10.9 per ordinary share for the YE 31 DEC 2008 and paid on 22 MAY 2009 to all ordinary shareholders who were on the register of members on 24 APR 2009	Management	For	For
4.	Re-appoint Mr. Will Wyatt as a Director of the Company	Management	For	For
5.	Re-appoint Mr. Simon Beresford-Wylie as a Director of the Company	Management	For	For
6.	Re-elect Mr. Richard Cotton as a Director of the Company	Management	For	For
7.	Re-elect Mr. Stephen Bird as a Director of the Company	Management	For	For
8.

Re-appoint KPMG Audit Plc as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Board to determine their remuneration

		Management	For	For

9.

Approve to increase the authorized share capital of the Company from GBP 13,000,000 to GBP 20,000,000 by the creation of 35,000,000 new ordinary shares of 20 pence each ranking equally in all respects with the existing ordinary share capital of the Company

	Management	For	For
10.

Approve that the Companies that are its subsidiaries at any time during the period for which this resolution is effective are authorized, in aggregate to: [a] make political donations to political parties and/or independent election candidates not exceeding GBP 60,000 in total; [b] make political donations to political organizations other than political parties not exceeding GBP 60,000 in total; and [c] incur political expenditure not exceeding GBP 60,000 in total;[Authority expires the earlier of the conclusion of the next AGM or 18 MAY 2013]

	Management	Against	Against

11.

Authorize the Directors to allot relevant securities [within the meaning of Section 80 of the Companies Act 1985]: [a] up to an aggregate nominal amount of GBP 2,828,777; [b] comprising equity securities [as specified in the Companies Act 1985] up to a nominal amount of GBP 5,657,554 [after deducting from such limit any relevant securities issued under Paragraph [a] above] in connection with an offer by way of a rights issue to: [i] ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and [ii] holders of other equity securities as required by the rights of those securities or as the Directors otherwise consider necessary, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, regulatory or practical problems in, or laws of, any territory or any other matter;[Authority expires the earlier of the conclusion of the next AGM or 19 AUG 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.12

Authorize the Directors, pursuant to Section 94 [3A] of the Companies Act 1985, free of the restriction in Section 89[1] of the Companies Act such power limited to: to the allotment of equity securities in connection with an offer of equity securities [ but in the case of an authority granted under paragraph [b] of resolution 11 above by way of a rights only to: ordinary shares in proportion [as nearly as may be practicable] to their existing holdings and holders of other of equity securities as required by the rights of those securities or as the Directors otherwise consider necessary and so that the Directors may impose any limits or restrictions and make any arrangements which may consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in or under the laws of, any territory or any other matter and in the case of the authority granted under paragraph [a] of resolution 11 above and or in the case of any transfer of treasury shares which is treated as an allotment of equity securities under section 94 [3A] of the Companies Act 1985 to the allotment and sale [otherwise than pursuant to paragraph [a] above of up to an aggregate nominal amount of GBP 424,316; [Authority expires the earlier of the conclusion of the next AGM of the Company or 19 AUG 2010]; and the Company may, before such expiry, make an offer or agreement which would, or might, require equity securities to be allotted or treasury shares to be sold after such expiry and the Directors may allot equity securities and sell treasury shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.13

Authorize the Company, to make market purchases [Section 163(3) of the Companies Act 1985] of up to 2,121,583 ordinary shares of 20p each in the Company, at a minimum price of 20p and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 19 AUG 2010]; and the Company, before the expiry, may make a contract or contracts to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
				S.14	Approve that a general meeting other than an AGM may be called on not less than 14 clear days notice	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

TRANSCOM WORLDWIDE SA, LUXEMBOURG	TWWSDBB	SE0000818031	26-May-2009

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE-.

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED.

Non-Voting

					PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.

Approve to fix the nominal value of the shares in Transcom to EUR 0.43 per each Class A and Class B share and for that purpose, reduce the value of the share capital of Transcom by an amount of EUR 251,896.02, without cancellation of any share and without any reimbursement to the shareholders of Transcom, so that the share capital of Transcom will amount to EUR 31,497,382.61, divided into 36,626,314 Class A voting shares, each with a nominal value of EUR 0.43 and 36,623,413 Class B non-voting shares, each with nominal value of EUR 0.43

						Management	For	For
2.

Approve to allocate the amount of EUR 251,896.02, resulting from the above share capital value decrease, to the foreign exchange reserve of Transcom; amend, as a consequence of the above-mentioned decisions, the first and the second Paragraphs of Article 5 of the Articles

						Management	For	For
				3.	Amend the first Paragraph of Article 17 of the Articles; as a consequence of the above mentioned decision, the first Paragraph of Article 17 of the Articles shall read as specified	Management	For	For
				4.	Approve to add a new Paragraph at the end of the Articles; as a consequence of the above mentioned decision, the latest Paragraph of the Articles shall read as specified	Management	For	For
5.

Amend the third Paragraph of Article 21 of the French version of the Articles in order to comply it with Article 21 of the English version of the Articles; as a consequence of the above mentioned decision, the third Paragraph of Article 21 of the French version of the Articles shall read as specified

						Management	For	For
6.

Approve to renew the authorized share capital in the Articles for a period ending on 26 MAY 2014 with authorization to the Board of Directors to cancel or limit the preferential subscription rights of the shareholders; as a consequence, amend the second and the subsequent paragraphs of Article 5 of the Articles as specified

						Management	For	For
				7.	Miscellaneous	Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CSR PLC	CSR LN	GB0034147388	27-May-2009	1.	Receive the financial statements for the 53 week period ended 02 JAN 2009, together with the reports of the Directors and the Auditors thereon	Management	For	For
				2.	Approve the remuneration report as specified	Management	For	For
				3.	Elect Mr. Will Gardiner as a Director	Management	For	For
				4.	Elect Mr. Andrew Allner as a Director	Management	For	For
				5.	Re-appoint Deloitte LLP as the Auditors, until the conclusion of the next general meeting at which audited accounts are laid before the Company	Management	For	For
				6.	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
7.

Authorize the Company and all the Companies that are subsidiaries of the Company at any time during the period for which the resolution has effect: i) to make political donations to political parties and/or independent election candidates not exceeding GBP 12,500 in total; ii) to make political donations to political organizations other than political parties not exceeding GBP 12,500 in total; and iii) to incur political expenditure not exceeding GBP 12,500 in total; and [Authority expires at the conclusion of the AGM of the Company in 2010]

						Management	Against	Against
				8.	Authorize the Company, to increase the authorized share capital to GBP 350,000 by the creation of an additional 165,000,000 ordinary shares at a nominal value of 0.1 pence per share	Management	For	For
9.

Authorize the Board, to allot relevant securities [as defined in the Companies Act 1985], up to a nominal amount of GBP 44,442, and subject to and conditional upon Resolution 8 , comprising equity securities [as defined in the Companies Act 1985] up to nominal amount of GBP 88, 884, in connection with an offer by way of a rights issue, to ordinary shareholders in proportion to their existing holdings; and to the people who are holders of other equity securities if this is required by the rights of those securities or, if the Board considers it necessary, as permitted by the rights of those securities; [Authority expire the earlier of the next AGM or 30 JUN 2010]; and the Board may allot relevant securities under any such offer or agreement as if the authority had not ended

						Management	For	For
S.10

Authorize the Board, subject and conditional upon Resolution 9, to allot equity securities [as defined in the Companies Act 1985] for cash under the authority given by Resolution and/or where allotment of equity securities by virtue of Section 94(3A) of the Companies Act1985, free of the restriction in Section 89(1) of the Companies Act 1985, provided that this power be limited to the allotment of equity securities: i) in connection with a rights issue, open offer or any other pre-emptive offer in favor of the holders of ordinary share where the equity securities attributable to the interest of all such holders are proportionate [as nearly as may be practicable] to the respective numbers of ordinary shares held by them [but including, in connection with any such issue, the making of such arrangements as the Directors may deem necessary or expedient to deal with the problems under the laws of any territory or in connection with fractional entitlements of shares represented by depository receipts or otherwise however]; and ii) up to an aggregate nominal amount of GBP 6,666 representing 5% of the issued ordinary share capital of the Company; [Authority expire the earlier of the conclusion of the AGM of the Company or 30 JUN 2010]; and the Board may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	For	For
S.11

Authorize the Company, for the purposes of Section 166 of the Companies Act 1985, to purchase the Company’s own fully paid ordinary shares of 0.1p each by way of one or more market purchases [within the meaning of Section 163(3) of the Companies Act 1985] provided that: i) the maximum number of ordinary shares which may be purchased is 13,332,657 [10% of the Company’s issued share capital]; ii) the minimum price [exclusive of expenses] which may be paid for any ordinary share is 0.1p; iii) the maximum price [exclusive of expenses] which may be paid for any ordinary share is no more than 5% above the average of the middle market quotations of any ordinary share of the Company as published in the London Stock Exchange Daily Official List, for the 5 business days immediately before the day on which such ordinary share is purchased; [Authority expire the earlier of the conclusion of the next AGM of the Company to be held in 2010 or 30 JUN 2010]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
				S.12	Approve that the general meeting other than an AGM to be called on not less than 14 clear day’s notice	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CLICKS GROUP LIMITED	CLS SJ	ZAE000014585	29-May-2009	s.1

Amend Section 44 of the Companies Act 1973 (Act 61 of 1973) (Companies Act), the name of the Company changed from New Clicks Holdings Limited to Clicks Group Limited, with effect from the date of registration of this special resolution number I by the Registrar of Companies and that the Memorandum of Association of the Company

						Management	For	For
				s.2	Amend by the insertion of Article 141 after existing Article 140 of the Articles of Association of the Company	Management	For	For
				s.3	Amend the Articles of Association of the Company as specified	Management	For	For
s.4

Authorize the Directors as a specific approval in terms of Section 85 of the Companies Act, as amended and in terms of the Listings Requirements of the JSE, to approve and implement the repurchase, at the offer price [being the volume weighted average traded price of the company’s ordinary shares on the JSE over the 5 trading days commencing on Monday, 18 MAY 2009, and ending on Friday, 22 MAY 2009 plus a 5% premium thereon] of the New Clicks shares of those odd lot holders who elect, pursuant to the odd lot offer [the details of which are contained in this circular to shareholders dated Monday, 4 MAY 2009], to sell their odd lot holding to the Company or who do not make an election, and which ordinary shares will be cancelled as issued shares delisted and restored to the status of authorized ordinary shares

						Management	For	For
s.5

Authorize the Directors a specific approval in terms of 5.67 of the Listings Requirements of the JSE, to approve and implement the allotment and issue for cash of a maximum of 700 000 of the authorized but unissued shares in the capital of the Company to New Clicks South Africa Limited, in 1 or more tranches, prior to the next AGM of the Company, for a subscription consideration of ZAR 0.0l and a premium thereon of ZAR 356.99 each, and on the terms as contained in the circular to shareholders dated Monday 04 MAY 2009, (the Specific Issuance) subject to the Companies Act and the Articles of Association of the Company and the Listings Requirements of the JSE as presently constituted and as they may be amended from time to time; the specific issuance is a specific repurchase of securities as contemplated by 5.67 of the Listings Requirements

						Management	For	For
o.1

Authorize the Directors of the Company to empowered, to make and implement an odd lot o to shareholders holding less than 100 ordinary shares in the Company on Friday, 26 JUN 2009 according to the terms and conditions of an odd lot offer contained in the circular to shareholders dated Monday, 04 MAY 2009 which has been approved by the JSE

						Management	For	For
o.2

Authorize the Directors of the Company by way of a specific authority to issue for cash of a maximum of 700 000 (seven hundred thousand) authorized, but unissued shares in the capital of the Company to New Clicks South Africa (Ety) Limited for a subscription consideration of ZAR 0.01 (one cent) and a premium thereon of ZAR 356.99 each, to be issued and allotted by the Directors in 1 or more tranches, prior to the next AGM of the Company, subject to the Companies Act, the Articles of Association of the Company and the Listings Requirements of the JSE as presently constituted and as they may be amended from time to time

						Management	For	For
				o.3	Authorize the Director or Officer of the Company to take all such steps and sign all such documents as are necessary to give effect to the resolutions passed at this general meeting	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	08-Jun-2009	1.

Approve and ratify the supplemental agreement dated 02 APR 2009 [as specified] made between the Company and Sichuan Highway Development and Xing Yuan and the transactions and all the other related matters contemplated thereunder and authorize any 1 Director to do all other acts and things, take all steps and execute all such further documents which in his/ her opinion may be necessary, desirable or expedient for the implementation of and giving effect to the supplemental agreement and the transactions and all the other related matters contemplated thereunder

						Management	For	For
S.2

Approve the completion of the A Share Issue, the proposed modification of the use of proceeds of the A Share Issue [the Modification of Use of Proceeds] from applying to 1) the payment of the consideration of the S&P Agreement; and 2) the partial repayment of the bank loans of SC expressway, to (1) the payment of the consideration of the S&P Agreement or replacement of the funds raised by the Company [including but not limited to debt financing such as bank loans] for the acquisition of equity interest in SC Expressway; and (2) the partial repayment of the bank loans of SC Expressway and authorize the Board or the Sub-Committee of the Board comprising Messrs. Tang Yong, Zhang Zhiying and Liu Mingli, at its discretion, determine the manner, amount, extent and allocation of the use of proceeds of the A Share Issue so long as such manner, amount, extent and allocation comply with the modification of use of proceeds

						Management	For	For
S.1

Approve, subject to the completion of the A Share Issue, the proposed modification of the use of proceeds of the A Share Issue [the Modification of Use of Proceeds] from applying to (1) the payment of the consideration of the S&P Agreement; and (2) the partial repayment of the bank loans of SC Expressway, to (1) the payment of the consideration of the S&P Agreement or replacement of the funds raised by the Company [including but not limited to debt financing such as bank loans] for the acquisition of equity interest in SC Expressway; and (2) the partial repayment of the bank loans of SC Expressway; and authorize the Board or the Sub-Committee of the Board comprising Tang Yong, Zhang Zhiying and Liu Mingli to, at its discretion, determine the manner, amount, extent and allocation of the use of proceeds of the A Share Issue so long as such manner, amount, extent and allocation comply with the Modification of Use of proceeds

						Management	For	For
					PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
				1.	Approve the report of the Board of Directors of the Company [the “Board”] for the YE 31 DEC 2008	Management	For	For
				2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008	Management	For	For
				3.	Approve the audited financial statements and the report of the Auditors of the Company for the YE 31 DEC 2008	Management	For	For
				4.	Approve the Profit Distribution Plan and the declaration of a final dividend for the YE 31 DEC 2008	Management	For	For
5.

Reappoint ShineWing Certified Public Accountants as the PRC Auditors and Ernst & Young as the International Auditors of the Company to hold office until the conclusion of the first AGM following the AGM, and authorize the Board to fix their remuneration

						Management	For	For
				6.	Approve the remuneration of the Directors and the Supervisors of the Company for the YE 31 DEC 2008	Management	For	For
7.

Approve, conditional upon Resolution 9 as specified, that the Company may send or supply periodic reports to its shareholders by making such periodic reports available on the Company’s own website and the website of The Stock Exchange of Hong Kong Limited or in printed forms [in English only, in Chinese only or in both English and Chinese], and authorize any 1 Director of the Company, for and on behalf of the Company, to sign all such documents and/or to do all such things and acts as the Director may consider necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with the Company’s proposed communication with its shareholders through the Company’s website and the website of The Stock Exchange of Hong Kong Limited or in printed forms; the supply of periodic reports by making such periodic reports available on the Company’s own website and the website of The Stock Exchange of Hong Kong Limited is subject to the fulfillment of the following conditions: (i) each shareholder of the Company has been asked individually by the Company to agree that the Company may send or supply periodic reports generally, or the periodic report’s in question, to him by means of the Company’s own website; and (ii) the Company has not received a response indicating objection from its shareholders within a period of 28 days starting from the date on which the Company’s request was sent

						Management	For	For
S.8

Authorize the Board of the Company, to repurchase H Shares in issue of the Company on The Stock Exchange of Hong Kong Limited [the “Stock Exchange”], subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Stock Exchange or of any other governmental or regulatory body, during the relevant period, the aggregate nominal value of H Shares authorized to be repurchased shall not exceed 10% of the aggregate nominal value of H Shares in issue of the Company as at the date of the passing of this resolution, conditional upon the passing of a special resolution in the same terms as specified at the class meeting for holders of H Shares of the Company to be held on tuesday, 16 JUN 2009 [or on such adjourned date as may be applicable]; and the class meeting for holders of domestic shares of the Company to be held on tuesday, 16 JUN 2009 [or on such adjourned date as may be applicable]; and the approval of the State Administration of Foreign Exchange of the PRC and/or any other regulatory authorities as may be required by the laws, rules and regulations of the PRC being obtained by the Company if appropriate; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a period of 12 months following the passing of this special resolution]; and subject to approval of all relevant governmental authorities in the PRC for the repurchase of such H Shares being granted, to: (i) make such amendments to the Articles of Association of the Company as it thinks fit so as to reduce the registered capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares as specified; and file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC and to apply for registration with the relevant companies registration authorities in the PRC of the change of registered capital of the Company in accordance with all applicable laws, rules, regulations and/or requirements of the relevant governmental or regulatory body in the PRC

						Management	For	For
S9.A

Amend the Article 11 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.B

Amend the Article 22 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.C

Amend the Article 28 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.D

Amend the Article 29 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.E

Amend the Article 44 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.F

Amend the addition of the new Article 53A of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.G

Amend the Article 67 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.H

Amend the Article 68 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.I

Amend the Article 78 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
S9.J

Amend the Article 164 of the Articles of Association of the Company as specified and authorize any Director of the Company or Secretary to the Board to deal with, on behalf of the Company, the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendment to the Articles of Association of the Company

						Management	For	For
					PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR AGAINST” FOR T-HE RESOLUTION NUMBER “S.1”. THANK YOU.	Non-Voting
S.1

Authorize the Board [the “Board”] of Directors [the “Directors”] of the Company to repurchase H Shares of the Company [the “H Shares”] subject to the following conditions: subject to paragraphs [b] and [c] below, the Board during the Relevant Period [as defined in paragraph [d] below] of all the powers of the Company to repurchase H Shares in issue of the Company on The Stock Exchange of Hong Kong Limited [the “Stock Exchange”], subject to and in accordance with all applicable Laws, rules and regulations and/ or requirements of the Governmental or regulatory body of securities in the PRC, the Stock Exchange or of any other governmental or regulatory body; the aggregate nominal value of H Shares authorized to be repurchased pursuant to the approval in paragraph [a] above during the Relevant Period shall not exceed 10% of the aggregate nominal value of H Shares in issue of the Company as at the date of the passing of this resolution; the approval in paragraph[a] above shall be conditional upon: [i] the passing of a special resolution in the same terms as the resolution set out in this paragraph [except for this sub-paragraph [c][i]] at the AGM for holders of shares of the Company to be held on Tuesday, 16 JUN 2009 [or on such adjourned date as may be applicable]; and the class meeting for holders of H Shares of the Company to be held on Tuesday, 16 JUN 2009 [or on such adjourned date as may be applicable]; and[ii] the approval of the State Administration of Foreign Exchange of the PRC and/or any other regulatory authorities as may be required by the Laws, rules and regulations of the PRC being obtained by the Company if appropriate; subject to approval of all relevant governmental authorities in the PRC for the repurchase of such H Shares being granted, the Board; [i] make such amendments to the Articles of Association of the Company as it thinks fit so as to reduce the registered capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares as contemplated in paragraph [a] above; and [ii] file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC and to apply for registration with the relevant companies registration authorities in the PRC of the change of registered capital of the Company in accordance with all applicable Laws, rules, regulations and/or requirements of the relevant governmental or regulatory body in the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or 12 months]

						Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CULTURE CONVENIENCE CLUB CO.,LTD.	4756 JP	JP3220500007	19-Jun-2009		Please reference meeting materials.	Non-Voting
				1.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations	Management	For	For
				2.1	Appoint a Director	Management	For	For
				2.2	Appoint a Director	Management	For	For
				2.3	Appoint a Director	Management	For	For
				2.4	Appoint a Director	Management	For	For
				2.5	Appoint a Director	Management	For	For
				2.6	Appoint a Director	Management	For	For
				2.7	Appoint a Director	Management	For	For
				3.1	Appoint a Corporate Auditor	Management	For	For
				3.2	Appoint a Corporate Auditor	Management	For	For
				3.3	Appoint a Corporate Auditor	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CSR PLC	CSR LN	GB0034147388	25-Jun-2009	1.	Approve the Merger with SIRF Technology Holdings, Inc, and authorize the Directors under Section 80 of the Companies Act 1985 in connection with the Merger	Management	For	For
				2.	Approve the CSR Plc Employee Share Purchase Plan	Management	For	For
				3.	Authorize the Directors under Section 80 of the Companies Act 1985	Management	For	For
				S.4	Approve, pursuant to Section 95 of the Companies Act 1985 to renew the disapplication of statutory pre-emption rights	Management	For	For
				S.5	Authorize the Company to purchase its own shares under Section 166 of the Companies Act 1985	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IINO KAIUN KAISHA,LTD.	9119 JP	JP3131200002	25-Jun-2009	1	Approve Appropriation of Profits	Management	For	For
				2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Expand Business Lines	Management	For	For
				3.1	Appoint a Director	Management	For	For
				3.2	Appoint a Director	Management	For	For
				3.3	Appoint a Director	Management	For	For
				3.4	Appoint a Director	Management	For	For
				3.5	Appoint a Director	Management	For	For
				4	Appoint Accounting Auditors	Management	For	For
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BANK VOZROZHDENIYE	VZRZ RX	RU0009084214	26-Jun-2009	1.	Approve the annual report, balance sheet, profit and loss statement for the year 2008	Management	For	For
				2.	Receive the report of the Board of Directors	Management	For	For
				3.	Approve the remuneration and Compensation to be paid to the Members of the Board of Directors	Management	For	For
				4.	Approve the profit distribution and payment of dividends for the year 2008	Management	For	For
				5.	Approve the introduction of amendments and addenda into the Charter of the Company	Management	For	For
				6.	Approve the introduction of amendments and addenda into the provision on the order of the Board of Directors	Management	For	For
				7.	Approve the introduction of amendments and addenda into the provision on the order of the Execution Board	Management	For	For
				8.	Approve the interested parties transactions	Management	For	For
				9.	Elect the President of the Management Board	Management	For	For
				10.	Elect the Board of Directors	Management	For	For
				11.	Approve to determine the Members of Audit Commission	Management	For	For
				12.	Elect the Audit Commission	Management	For	For
				13.	Approve the External Auditor	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ACCORDIA GOLF CO.,LTD.	2131 JP	JP3108450002	29-Jun-2009	1	Approve Appropriation of Profits	Management	For	For
				2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Allow Board to Make Rules Governing Exercise of Shareholders’ Rights	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L. Umphrey, President

Date:	August 24, 2009